Schedule of Investments (unaudited)	iShares® Core MSCI International Developed Markets ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 8.0%
Abacus Property Group	196,262	$351,841
Adbri Ltd.	174,808	176,239
AGL Energy Ltd.	297,766	1,297,303
Allkem Ltd.(a)	297,418	2,748,041
ALS Ltd.	255,723	1,870,619
Altium Ltd.(b)	70,889	1,600,623
Alumina Ltd.	1,345,859	1,163,154
AMP Ltd.(a)	1,517,423	1,223,692
Ampol Ltd.	124,323	2,168,418
Ansell Ltd.	48,028	867,054
APA Group	522,308	3,516,380
Appen Ltd.	55,247	89,506
ARB Corp. Ltd.	38,235	709,915
Aristocrat Leisure Ltd.	258,175	6,128,026
ASX Ltd.	82,479	3,573,689
Atlas Arteria Ltd.	709,881	2,988,439
Aurizon Holdings Ltd.	679,552	1,574,771
Australia & New Zealand Banking Group Ltd.	1,260,910	20,658,419
Bank of Queensland Ltd.	260,139	1,225,068
Bapcor Ltd.	165,086	698,090
Beach Energy Ltd.	1,079,205	1,103,552
Bega Cheese Ltd.	215,254	442,091
Bellevue Gold Ltd.(a)	847,726	400,174
Bendigo & Adelaide Bank Ltd.	277,672	1,602,893
BHP Group Ltd.	2,151,064	51,668,995
BlueScope Steel Ltd.	242,718	2,444,164
Boral Ltd.	182,701	336,640
BrainChip Holdings Ltd.(a)(b)	1,241,131	508,757
Brambles Ltd.	612,999	4,589,360
Breville Group Ltd.	86,175	1,091,944
BWP Trust.	266,755	697,780
carsales.com Ltd.	125,503	1,625,743
Chalice Mining Ltd.(a)	233,745	638,248
Challenger Ltd.	208,023	934,716
Charter Hall Group	247,188	2,051,869
Charter Hall Long Wale REIT	420,034	1,171,187
Charter Hall Retail REIT	264,325	680,625
Cleanaway Waste Management Ltd.	1,186,759	2,052,773
Cochlear Ltd.	28,534	3,645,036
Coles Group Ltd.	559,223	5,847,044
Commonwealth Bank of Australia	726,798	48,729,440
Computershare Ltd.	270,111	4,372,567
Core Lithium Ltd.(a)(b)	777,781	687,667
Corporate Travel Management Ltd.(b)	91,258	1,018,863
Credit Corp. Group Ltd.	37,515	445,950
Cromwell Property Group	558,604	250,525
CSL Ltd.	202,920	36,325,806
CSR Ltd.	215,195	637,466
De Grey Mining Ltd.(a)(b)	1,017,727	688,480
Deterra Royalties Ltd.	440,938	1,156,996
Dexus	464,075	2,312,533
Domino’s Pizza Enterprises Ltd.	22,886	933,146
Downer EDI Ltd.	337,284	969,332
Eagers Automotive Ltd.	109,193	865,653
EML Payments Ltd.(a)	312,108	80,452
Endeavour Group Ltd./Australia	592,818	2,713,507
Evolution Mining Ltd.	764,443	1,014,072
Flight Centre Travel Group Ltd.(a)(b)	79,309	844,112
Security	Shares	Value
Australia (continued)
Fortescue Metals Group Ltd.	728,385	$6,862,117
GDI Property Group Partnership	266,519	134,533
Glencore PLC	4,274,706	24,507,183
Gold Road Resources Ltd.	967,196	835,813
Goodman Group	716,976	7,801,204
GPT Group (The)	866,540	2,394,740
GrainCorp Ltd., Class A	215,305	1,157,441
Growthpoint Properties Australia Ltd.	114,238	243,191
Harvey Norman Holdings Ltd.	239,977	638,408
Healius Ltd.	344,831	755,392
IDP Education Ltd.(b)	79,086	1,492,099
IGO Ltd.	279,840	2,736,820
Iluka Resources Ltd.	163,322	904,890
Imugene Ltd.(a)	3,885,172	433,137
Incitec Pivot Ltd.	973,012	2,340,045
Ingenia Communities Group	236,571	593,648
Insignia Financial Ltd.	320,055	645,199
Insurance Australia Group Ltd.	1,057,012	3,317,893
InvoCare Ltd.	79,142	517,555
IPH Ltd.	175,521	1,116,279
IRESS Ltd.	72,342	469,551
JB Hi-Fi Ltd.	59,888	1,641,647
Lendlease Corp. Ltd.	297,263	1,653,008
Link Administration Holdings Ltd.	273,154	597,362
Liontown Resources Ltd.(a)	1,068,122	1,286,042
Lottery Corp. Ltd. (The)(a)	1,149,667	3,153,960
Lynas Rare Earths Ltd.(a)	359,950	1,919,897
Macquarie Group Ltd.	156,563	16,984,392
Magellan Financial Group Ltd.(b)	75,731	480,196
Medibank Pvt Ltd.	1,181,723	2,127,891
Megaport Ltd.(a)(b)	108,166	419,573
Mesoblast Ltd.(a)(b)	393,928	230,286
Metcash Ltd.	369,835	970,865
Mineral Resources Ltd.	77,741	3,644,636
Mirvac Group	1,692,279	2,242,211
Monadelphous Group Ltd.	39,115	341,952
Nanosonics Ltd.(a)(b)	142,953	374,722
National Australia Bank Ltd.	1,362,445	28,300,765
National Storage REIT	896,843	1,500,717
Newcrest Mining Ltd.	349,879	3,875,006
NEXTDC Ltd.(a)	167,328	887,871
nib holdings Ltd.	217,401	930,269
Nine Entertainment Co. Holdings Ltd.	656,185	866,569
Northern Star Resources Ltd.	543,125	3,031,234
Novonix Ltd.(a)(b)	311,082	531,166
Orica Ltd.	198,357	1,764,433
Origin Energy Ltd.	861,763	3,078,715
Orora Ltd.	384,779	746,674
OZ Minerals Ltd.	176,216	2,728,533
Paladin Energy Ltd.(a)(b)	1,895,507	1,026,210
Pendal Group Ltd.	170,251	534,768
Perpetual Ltd.(b)	27,347	435,779
Perseus Mining Ltd.	1,083,701	1,262,186
Pilbara Minerals Ltd.(a)	1,193,986	3,880,750
PointsBet Holdings Ltd.(a)(b)	174,104	226,609
PolyNovo Ltd.(a)(b)	510,346	650,158
Premier Investments Ltd.	41,212	659,987
Pro Medicus Ltd.(b)	32,342	1,152,261
Qantas Airways Ltd.(a)	452,265	1,690,009
QBE Insurance Group Ltd.	644,455	5,049,280

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Australia (continued)
Qube Holdings Ltd.	610,371	$1,062,628
Ramelius Resources Ltd.	838,415	393,501
Ramsay Health Care Ltd.	83,475	3,131,076
REA Group Ltd.	25,549	1,980,197
Reece Ltd.	121,094	1,202,448
Regis Resources Ltd.	283,062	275,990
Reliance Worldwide Corp. Ltd.	350,311	719,748
Rio Tinto Ltd.	156,612	8,887,667
Rio Tinto PLC	472,396	24,688,181
Sandfire Resources Ltd.	216,823	482,882
Santos Ltd.	1,545,212	7,543,194
Scentre Group	2,254,651	4,195,952
SEEK Ltd.	148,577	2,045,291
Seven Group Holdings Ltd.	82,503	967,465
Shopping Centres Australasia Property Group	781,006	1,360,291
Silver Lake Resources Ltd.(a)	944,719	669,007
Sims Ltd.	83,532	653,082
Sonic Healthcare Ltd.	209,812	4,392,516
South32 Ltd.	2,137,740	4,904,548
Southern Cross Media Group Ltd.(b)	118,276	73,035
St. Barbara Ltd.(a)	276,015	89,860
Star Entertainment Grp Ltd. (The)(a)	367,389	691,106
Steadfast Group Ltd.	709,741	2,299,380
Stockland	1,047,213	2,412,882
Suncorp Group Ltd.	544,874	3,985,759
Tabcorp Holdings Ltd.	1,159,148	715,635
Technology One Ltd.	139,315	1,071,751
Telstra Group Ltd., NVS	1,799,046	4,510,978
Transurban Group	1,316,399	11,166,942
Treasury Wine Estates Ltd.	316,925	2,626,285
United Malt Grp Ltd.	443,382	882,171
Vicinity Ltd.	1,612,556	2,010,314
Viva Energy Group Ltd.(c)	854,383	1,550,906
Washington H Soul Pattinson & Co. Ltd.	75,220	1,346,141
Waypoint REIT Ltd	790,870	1,380,852
Webjet Ltd.(a)	216,682	731,732
Wesfarmers Ltd.	470,302	13,647,704
Westpac Banking Corp.	1,492,260	23,041,928
Whitehaven Coal Ltd.	378,922	2,201,080
WiseTech Global Ltd.	57,024	2,108,918
Woodside Energy Group Ltd.	802,955	18,563,073
Woolworths Group Ltd.	503,571	10,634,301
Worley Ltd.	169,391	1,547,236
Zip Co. Ltd.(a)(b)	242,980	94,395
		583,925,200
Austria — 0.3%
ams-OSRAM AG(a)	130,891	740,889
ANDRITZ AG	27,176	1,263,046
BAWAG Group AG(c)	26,264	1,267,915
CA Immobilien Anlagen AG	19,537	617,063
Erste Group Bank AG	149,761	3,690,850
IMMOFINANZ AG(a)	18,795	221,598
Kontron AG(b)	17,291	250,260
Lenzing AG	7,161	342,611
Oesterreichische Post AG(b)	14,108	401,417
OMV AG	72,932	3,358,033
Raiffeisen Bank International AG	88,657	1,232,972
S IMMO AG	23,700	532,877
Schoeller-Bleckmann Oilfield Equipment AG	14,399	792,083
Telekom Austria AG	56,323	327,402
Security	Shares	Value
Austria (continued)
UNIQA Insurance Group AG	61,179	$396,491
Verbund AG	33,096	2,592,570
Vienna Insurance Group AG Wiener Versicherung Gruppe	15,392	344,255
voestalpine AG	47,854	1,038,924
Wienerberger AG	64,343	1,470,805
		20,882,061
Belgium — 0.8%
Ackermans & van Haaren NV	12,296	1,713,096
Aedifica SA	9,058	690,788
Ageas SA/NV	67,900	2,350,574
Anheuser-Busch InBev SA/NV	370,167	18,515,896
Barco NV	38,024	820,948
Bekaert SA	15,475	431,249
bpost SA	52,590	259,957
Cofinimmo SA	11,826	980,794
Deme Group NV(a)	4,265	475,164
D’ieteren Group	9,688	1,612,355
Elia Group SA/NV	13,556	1,713,916
Etablissements Franz Colruyt NV	26,901	648,425
Euronav NV	88,930	1,550,386
Fagron	32,156	400,314
Galapagos NV(a)	23,025	1,050,172
Gimv NV	11,139	475,566
Groupe Bruxelles Lambert NV	43,886	3,235,556
KBC Ancora	20,383	724,571
KBC Group NV	104,349	5,229,527
Kinepolis Group NV(a)	5,588	210,650
Melexis NV	10,271	706,400
Montea NV	5,214	355,655
Ontex Group NV(a)	28,845	170,127
Proximus SADP	66,440	696,539
Retail Estates NV	5,838	343,760
Shurgard Self Storage SA	15,115	658,121
Sofina SA	4,334	845,125
Solvay SA	31,847	2,873,900
Telenet Group Holding NV	15,784	240,647
UCB SA	54,300	4,092,471
Umicore SA	90,852	2,995,018
VGP NV	7,119	539,793
Warehouses De Pauw CVA	57,348	1,471,889
		59,079,349
Brazil — 0.1%
Yara International ASA	78,497	3,503,432
Canada — 11.6%
Advantage Energy Ltd.(a)	71,592	541,269
Agnico Eagle Mines Ltd.	199,052	8,756,330
Air Canada(a)	101,332	1,458,598
Alamos Gold Inc., Class A	56,872	448,764
Algonquin Power & Utilities Corp.	318,151	3,521,648
Alimentation Couche-Tard Inc.	354,640	15,879,209
Allied Properties REIT	49,241	953,844
AltaGas Ltd.	151,642	2,734,865
Altus Group Ltd.	15,533	551,953
ARC Resources Ltd.	314,454	4,427,077
Aritzia Inc.(a)	37,026	1,436,088
Atco Ltd., Class I, NVS	27,128	842,305
ATS Automation Tooling Systems Inc.(a)	33,685	1,065,676
Aurora Cannabis Inc.(a)(b)	157,535	226,644

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Canada (continued)
B2Gold Corp.	504,293	$1,539,882
Badger Infrastructure Solutions Ltd.	29,697	627,357
Ballard Power Systems Inc.(a)(b)	116,523	660,298
Bank of Montreal.	277,358	25,548,248
Bank of Nova Scotia (The)	507,889	24,549,118
Barrick Gold Corp.	749,137	11,267,161
Bausch Health Companies Inc.(a)	126,313	821,473
Baytex Energy Corp.(a)	358,933	1,949,649
BCE Inc.	12,381	558,456
Birchcliff Energy Ltd.	174,537	1,356,734
BlackBerry Ltd.(a)(b)	207,004	961,820
Boardwalk REIT	24,888	885,654
Bombardier Inc., Class B(a)	49,679	1,458,991
Boralex Inc., Class A	30,411	862,317
Boyd Group Services Inc.	7,923	1,127,429
Brookfield Asset Management Inc., Class A	603,770	23,909,709
Brookfield Asset Management Reinsurance Partners Ltd., Class A	22,246	879,324
Brookfield Infrastructure Corp., Class A	45,196	1,950,028
Brookfield Renewable Corp., Class A	55,605	1,727,720
BRP Inc.	15,092	1,009,087
CAE Inc.(a)	147,724	2,819,264
Cameco Corp.	188,015	4,459,034
Canada Goose Holdings Inc.(a)	26,248	429,455
Canadian Apartment Properties REIT	20,748	642,535
Canadian Imperial Bank of Commerce	378,811	17,203,389
Canadian National Railway Co.	250,762	29,708,215
Canadian Natural Resources Ltd.	492,519	29,539,933
Canadian Pacific Railway Ltd.	397,464	29,630,010
Canadian Tire Corp. Ltd., Class A, NVS	28,467	3,190,536
Canadian Utilities Ltd., Class A, NVS	21,204	564,205
Canadian Western Bank	62,822	1,092,877
Canfor Corp.(a)	36,740	552,037
Canopy Growth Corp.(a)(b)	169,241	632,317
Capital Power Corp.	39,005	1,305,559
CCL Industries Inc., Class B, NVS	74,038	3,478,131
Celestica Inc.(a)	45,528	499,610
Cenovus Energy Inc.	628,940	12,714,066
Centerra Gold Inc.	88,282	410,192
CGI Inc.(a)	96,516	7,774,556
Choice Properties REIT	120,945	1,162,088
CI Financial Corp.	100,740	1,008,620
Cineplex Inc.(a)	35,070	238,374
Cogeco Communications Inc.	7,079	361,030
Colliers International Group Inc.	13,035	1,223,368
Constellation Software Inc./Canada	9,032	13,059,821
Converge Technology Solutions Corp.(a)	161,124	659,942
Crescent Point Energy Corp.	264,165	2,065,077
Crombie REIT	41,592	455,196
Cronos Group Inc.(a)	119,422	398,848
Definity Financial Corp.	35,435	1,049,512
Denison Mines Corp.(a)	330,744	417,572
Descartes Systems Group Inc. (The)(a)	30,351	2,094,171
Dollarama Inc.	133,705	7,944,669
Dream Industrial REIT	122,252	982,610
Dream Office REIT	24,512	277,263
Dye & Durham Ltd.	44,203	488,963
ECN Capital Corp.	219,307	661,615
Eldorado Gold Corp.(a)	81,665	456,175
Element Fleet Management Corp.	201,959	2,690,612
Security	Shares	Value
Canada (continued)
Emera Inc.	114,161	$4,230,916
Empire Co. Ltd., Class A, NVS	88,334	2,269,380
Enbridge Inc.	865,576	33,724,648
Enerplus Corp.	109,218	1,893,588
Enghouse Systems Ltd.	17,237	383,241
Equinox Gold Corp.(a)	160,993	530,597
ERO Copper Corp.(a)	48,045	546,980
Fairfax Financial Holdings Ltd.	9,997	4,909,820
Finning International Inc.	88,699	1,886,160
First Majestic Silver Corp.	110,038	925,633
First Quantum Minerals Ltd.	278,697	4,915,836
FirstService Corp.	21,328	2,666,254
Fortis Inc.	197,000	7,685,653
Franco-Nevada Corp.	80,418	9,936,332
George Weston Ltd.	36,630	4,031,760
GFL Environmental Inc.	86,908	2,345,658
Gibson Energy Inc.	75,916	1,295,590
Gildan Activewear Inc.	97,955	3,091,045
goeasy Ltd.	13,705	1,111,912
Granite REIT	18,452	942,950
Great-West Lifeco Inc.	122,759	2,842,015
H&R Real Estate Investment Trust	74,077	609,537
Home Capital Group Inc.	19,072	368,743
Hudbay Minerals Inc.	249,445	946,622
Hut 8 Mining Corp.(a)(b)	73,965	166,134
Hydro One Ltd.(c)	159,563	4,000,934
iA Financial Corp. Inc.	59,928	3,335,223
IAMGOLD Corp.(a)	171,216	251,354
IGM Financial Inc.	21,154	566,291
Imperial Oil Ltd.	102,613	5,582,009
Innergex Renewable Energy Inc.	59,354	653,510
Intact Financial Corp.	76,152	11,571,348
Interfor Corp.(a)(b)	40,421	718,015
InterRent REIT	37,849	318,661
Ivanhoe Mines Ltd., Class A(a)(b)	241,150	1,672,747
Keyera Corp.	115,391	2,473,239
Killam Apartment REIT	51,093	592,181
Kinaxis Inc.(a)	10,293	1,098,620
Kinross Gold Corp.	561,376	2,035,598
Knight Therapeutics Inc.(a)	83,613	340,626
Labrador Iron Ore Royalty Corp.	30,174	625,473
Laurentian Bank of Canada	14,701	328,044
Lightspeed Commerce Inc.(a)	67,841	1,300,201
Linamar Corp.	27,116	1,160,593
Lithium Americas Corp.(a)(b)	61,602	1,532,872
Loblaw Companies Ltd.	74,565	6,109,256
Lundin Mining Corp.	331,948	1,739,721
MAG Silver Corp.(a)	47,338	628,926
Magna International Inc.	125,947	7,018,678
Manulife Financial Corp.	827,873	13,721,417
Maple Leaf Foods Inc.	38,570	571,607
MEG Energy Corp.(a)	136,108	2,035,101
Methanex Corp.	34,116	1,190,748
Metro Inc.	111,788	5,856,285
MTY Food Group Inc.	12,797	518,700
National Bank of Canada	145,091	9,878,989
NexGen Energy Ltd.(a)(b)	461,161	1,936,243
NFI Group Inc.(b)	25,091	162,073
North West Co. Inc. (The)	29,093	757,035
Northland Power Inc.	114,103	3,320,030

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Canada (continued)
NorthWest Healthcare Properties REIT	116,602	$919,224
Novagold Resources Inc.(a)	106,115	489,935
Nutrien Ltd.	237,332	20,053,060
Nuvei Corp.(a)(c)	33,327	1,002,978
OceanaGold Corp.(a)	330,996	481,060
Onex Corp.	38,526	1,939,096
Open Text Corp.	130,847	3,789,938
Osisko Gold Royalties Ltd.	67,252	721,218
Pan American Silver Corp.	109,864	1,753,985
Parex Resources Inc.	131,612	2,007,485
Parkland Corp.	77,419	1,565,030
Pason Systems Inc.	77,944	827,871
Pembina Pipeline Corp.	259,372	8,563,550
Peyto Exploration & Development Corp.	67,578	630,963
Power Corp. of Canada	249,849	6,204,273
PrairieSky Royalty Ltd.	156,716	2,434,111
Premium Brands Holdings Corp.	12,310	726,212
Primo Water Corp.	104,594	1,524,745
Prinmaris REIT	71,810	739,527
Quebecor Inc., Class B	76,246	1,437,220
Real Matters Inc.(a)	40,682	137,961
Restaurant Brands International Inc.	121,609	7,225,932
Richelieu Hardware Ltd.	22,704	609,451
RioCan REIT	62,945	896,805
Ritchie Bros Auctioneers Inc.	54,000	3,527,728
Rogers Communications Inc., Class B, NVS	163,638	6,811,694
Royal Bank of Canada	604,433	55,924,527
Russel Metals Inc.	41,887	867,656
Sandstorm Gold Ltd.	85,330	420,277
Saputo Inc.	115,549	2,812,497
Seabridge Gold Inc.(a)	69,127	738,282
Shaw Communications Inc., Class B, NVS	210,083	5,395,680
Shopify Inc., Class A(a)	492,652	16,891,236
Sienna Senior Living Inc.	95,375	822,591
SilverCrest Metals Inc.(a)	134,274	673,169
SmartCentres Real Estate Investment Trust	63,191	1,238,448
SNC-Lavalin Group Inc.	51,684	894,943
Spin Master Corp.(c)	16,133	498,550
SSR Mining Inc.	79,883	1,100,015
Stantec Inc.	34,066	1,666,855
Stella-Jones Inc.	20,388	614,027
Summit Industrial Income REIT	90,583	1,157,595
Sun Life Financial Inc.	246,626	10,474,386
Suncor Energy Inc.	627,727	21,591,579
Superior Plus Corp.	69,199	526,224
TC Energy Corp.	418,504	18,382,412
Teck Resources Ltd., Class B	222,071	6,759,852
TELUS Corp.	201,707	4,212,254
TELUS Corp., NVS	13,383	279,478
TFI International Inc.	39,467	3,592,544
Thomson Reuters Corp.(b)	70,033	7,448,219
TMX Group Ltd.	27,743	2,667,287
Torex Gold Resources Inc.(a)	35,956	244,924
Toromont Industries Ltd.	42,383	3,257,239
Toronto-Dominion Bank (The)	763,794	48,882,592
Tourmaline Oil Corp.	139,038	7,833,932
TransAlta Corp.	92,947	818,706
TransAlta Renewables Inc.	48,417	519,940
Transcontinental Inc., Class A	23,578	269,122
Tricon Residential Inc.	113,633	957,542
Security	Shares	Value
Canada (continued)
Turquoise Hill Resources Ltd.(a)	35,170	$990,290
Vermilion Energy Inc.	70,646	1,648,502
Wesdome Gold Mines Ltd.(a)	102,348	613,780
West Fraser Timber Co. Ltd.	25,146	1,888,050
Wheaton Precious Metals Corp.	188,769	6,175,678
Whitecap Resources Inc.	308,559	2,391,737
Winpak Ltd.	14,872	453,250
WSP Global Inc.	54,743	6,728,203
Yamana Gold Inc.	528,832	2,321,294
		851,361,940
Denmark — 2.4%
ALK-Abello AS(a)	63,340	1,047,255
Ambu A/S, Class B.	62,501	699,002
AP Moller - Maersk A/S, Class A	1,243	2,486,851
AP Moller - Maersk A/S, Class B, NVS	2,265	4,731,973
Bavarian Nordic A/S(a)(b)	38,492	1,224,826
Carlsberg AS, Class B	44,158	5,199,410
Chemometec A/S	11,748	1,107,373
Chr Hansen Holding A/S	46,183	2,565,051
Coloplast A/S, Class B	54,190	6,040,568
D/S Norden A/S	12,069	624,631
Danske Bank A/S	304,081	4,905,126
Demant A/S(a)	40,542	1,107,091
Dfds A/S	18,568	563,483
DSV A/S	87,292	11,795,614
FLSmidth & Co. A/S	32,677	755,273
Genmab A/S(a)	28,710	11,059,309
GN Store Nord A/S(b)	65,275	1,387,180
H Lundbeck AS	151,164	565,608
H Lundbeck AS, Class A(a)	37,713	128,141
ISS A/S(a)	79,024	1,451,278
Jyske Bank A/S, Registered(a)	24,812	1,339,083
Netcompany Group A/S(a)(c)	17,593	603,167
NKT A/S(a)	24,574	1,226,419
Novo Nordisk A/S, Class B	706,655	76,835,481
Novozymes A/S, Class B	92,335	4,846,715
Orsted AS(c)	84,552	6,976,026
Pandora A/S	45,473	2,392,038
Ringkjoebing Landbobank A/S	10,281	1,118,189
Rockwool A/S, Class B	3,484	693,852
Royal Unibrew A/S	26,454	1,511,163
Schouw & Co. A/S	6,222	394,756
SimCorp A/S	19,404	1,158,626
Sydbank AS	40,348	1,228,611
Topdanmark AS	18,851	870,032
Tryg A/S	106,769	2,309,332
Vestas Wind Systems A/S	442,213	8,717,639
Zealand Pharma A/S(a)	24,173	622,582
		172,288,754
Finland — 1.1%
Cargotec OYJ, Class B	18,858	709,242
Citycon OYJ	47,363	295,084
Elisa OYJ	60,730	2,934,856
Fortum OYJ	201,531	2,836,404
Huhtamaki OYJ	54,883	1,972,460
Kemira OYJ	47,237	623,735
Kesko OYJ, Class B	128,802	2,506,571
Kojamo OYJ	61,407	799,188
Kone OYJ, Class B	144,987	5,936,607

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Finland (continued)
Konecranes OYJ	28,118	$707,461
Metsa Board OYJ, Class B	83,174	625,670
Metso Outotec OYJ	311,105	2,361,004
Neste OYJ	184,276	8,076,533
Nokia OYJ	2,322,622	10,321,530
Nokian Renkaat OYJ	72,959	822,746
Nordea Bank Abp	1,451,478	13,865,268
Orion OYJ, Class B	51,041	2,348,815
Outokumpu OYJ	159,768	641,208
QT Group OYJ(a)(b)	11,491	490,784
Sampo OYJ, Class A	204,987	9,373,591
Stora Enso OYJ, Class R	251,604	3,280,616
TietoEVRY OYJ	40,744	971,305
UPM-Kymmene OYJ	230,021	7,732,718
Uponor OYJ	26,156	347,415
Valmet OYJ	66,737	1,517,815
Wartsila OYJ Abp	190,226	1,296,823
YIT OYJ	62,726	157,296
		83,552,745
France — 9.1%
ABC arbitrage	34,624	223,780
Accor SA(a)	79,582	1,906,900
Aeroports de Paris(a)	12,785	1,728,924
Air France-KLM(a)(b)	490,402	644,835
Air Liquide SA	219,732	28,743,953
Airbus SE	251,916	27,258,246
ALD SA(b)(c)	73,832	787,719
Alstom SA(b)	137,688	2,833,788
Alten SA	15,868	1,853,862
Amundi SA(c)	24,221	1,142,744
APERAM SA	20,526	535,961
ArcelorMittal SA	225,815	5,047,789
Arkema SA	28,651	2,267,384
Atos SE(a)(b)	50,763	495,361
AXA SA	795,593	19,647,072
BioMerieux	19,703	1,743,292
BNP Paribas SA	473,502	22,204,345
Bollore SE	407,927	2,040,263
Bouygues SA	98,906	2,821,902
Bureau Veritas SA	131,481	3,252,875
Capgemini SE	71,084	11,650,007
Carrefour SA	271,943	4,377,044
Casino Guichard Perrachon SA(a)(b)	31,890	306,731
CGG SA(a)	417,985	355,069
Cie. de Saint-Gobain	219,519	8,974,141
Cie. Generale des Etablissements Michelin SCA	294,762	7,511,729
Cie. Plastic Omnium SA	41,178	576,985
Coface SA(a)	54,470	606,368
Covivio	23,884	1,278,786
Credit Agricole SA	518,256	4,702,478
Danone SA	273,125	13,574,173
Dassault Aviation SA	11,481	1,705,139
Dassault Systemes SE	286,071	9,588,747
Edenred	111,946	5,739,042
Eiffage SA(b)	35,707	3,228,690
Electricite de France SA	250,878	2,962,857
Elior Group SA(a)(b)(c)	119,008	264,171
Elis SA	96,903	1,109,724
Engie SA	774,337	10,061,233
Esker SA	4,108	539,008
Security	Shares	Value
France (continued)
EssilorLuxottica SA	123,511	$19,530,566
Eurazeo SE	11,597	661,788
Euroapi SA(a)	43,007	752,578
Eurofins Scientific SE	57,365	3,672,208
Eutelsat Communications SA	97,321	976,922
Faurecia SE(a)	74,600	1,113,707
Fnac Darty SA	15,728	485,890
Gaztransport Et Technigaz SA	10,400	1,209,921
Gecina SA	19,905	1,774,611
Getlink SE	185,515	2,935,679
Hermes International	13,415	17,364,176
ICADE	16,182	601,952
Imerys SA	16,896	691,582
Ipsen SA	18,612	1,912,714
IPSOS	25,806	1,249,196
JCDecaux SE(a)	54,804	691,919
Kering SA	31,629	14,484,844
Klepierre SA	97,297	1,955,500
Korian SA	34,374	324,794
La Francaise des Jeux SAEM(c)	42,858	1,396,681
Legrand SA	114,138	8,697,842
L’Oreal SA	102,544	32,199,244
LVMH Moet Hennessy Louis Vuitton SE	118,210	74,589,869
Maisons du Monde SA(b)(c)	15,797	154,848
Neoen SA(c)	28,996	1,011,384
Nexans SA	13,491	1,259,770
Nexity SA	18,797	376,509
Orange SA	823,816	7,849,246
Orpea SA(a)(b)	36,256	294,032
Pernod Ricard SA	88,710	15,569,596
Publicis Groupe SA	98,459	5,514,135
Remy Cointreau SA	10,352	1,583,213
Renault SA(a)	87,728	2,701,075
Rexel SA	83,862	1,496,542
Rubis SCA	46,118	1,047,309
Safran SA	145,064	16,155,761
Sanofi	483,963	41,648,789
Sartorius Stedim Biotech	11,998	3,807,431
Schneider Electric SE	228,984	28,956,471
SCOR SE	51,109	768,584
SEB SA	11,306	736,038
SES SA	169,570	1,202,751
Societe BIC SA	15,634	897,487
Societe Generale SA	343,791	7,885,541
Sodexo SA	39,684	3,515,300
SOITEC(a)	12,220	1,564,705
Solutions 30 SE(a)(b)	78,310	150,932
Sopra Steria Group SACA	6,410	848,443
SPIE SA	70,912	1,658,883
Teleperformance	25,264	6,768,979
Thales SA	46,084	5,860,958
TotalEnergies SE	1,054,931	57,550,021
Trigano SA	6,320	646,898
Ubisoft Entertainment SA(a)	42,824	1,174,915
Unibail-Rodamco-Westfield(a)(b)	52,690	2,490,107
Valeo	99,520	1,639,390
Valneva SE(a)(b)	48,242	326,275
Veolia Environnement SA	289,729	6,465,595
Verallia SA(c)	34,517	978,036
Vinci SA	227,456	20,934,356

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
France (continued)
Virbac SA	2,686	$658,200
Vivendi SE	314,920	2,577,612
Wendel SE	13,891	1,087,692
Worldline SA/France(a)(c)	106,710	4,657,513
		668,038,622
Germany — 6.0%
Aareal Bank AG(a)	33,937	1,073,223
adidas AG	73,812	7,205,163
ADLER Group SA(a)(b)(c)	32,830	48,678
AIXTRON SE	45,637	1,121,467
Allianz SE, Registered	172,494	31,032,434
Amadeus Fire AG	5,122	516,948
Aroundtown SA	443,070	878,273
AURELIUS Equity Opportunities SE & Co. KGaA	14,637	309,486
Aurubis AG	17,915	1,130,441
BASF SE	382,852	17,178,813
Bayer AG, Registered	418,334	21,996,432
Bayerische Motoren Werke AG	142,848	11,212,406
Bechtle AG	25,568	883,286
Beiersdorf AG	42,205	4,051,476
Brenntag SE	66,788	4,052,448
CANCOM SE	17,970	444,073
Carl Zeiss Meditec AG, Bearer	18,797	2,275,248
Ceconomy AG	146,808	238,916
Commerzbank AG(a)	476,501	3,807,100
CompuGroup Medical SE & Co. KgaA	13,278	419,506
Continental AG	48,603	2,517,425
Covestro AG(c)	78,426	2,662,250
CTS Eventim AG & Co. KGaA(a)	31,154	1,487,183
Daimler Truck Holding AG(a)	193,878	5,171,226
Delivery Hero SE(a)(c)	75,574	2,487,056
Dermapharm Holding SE	13,248	503,694
Deutsche Bank AG, Registered	883,327	8,419,646
Deutsche Boerse AG	81,482	13,250,573
Deutsche Lufthansa AG, Registered(a)	298,504	2,040,873
Deutsche Pfandbriefbank AG(c)	95,074	708,123
Deutsche Post AG, Registered	424,883	15,019,523
Deutsche Telekom AG, Registered	1,366,976	25,802,336
Duerr AG	25,288	668,431
E.ON SE	965,071	8,081,489
Eckert & Ziegler Strahlen- und Medizintechnik AG	10,799	426,925
Encavis AG	43,993	819,049
Evonik Industries AG	91,809	1,691,279
Evotec SE(a)	75,633	1,442,550
Fielmann AG	11,754	374,441
flatexDEGIRO AG(a)	49,003	428,290
Fraport AG Frankfurt Airport Services Worldwide(a)	14,411	555,200
Freenet AG	77,001	1,513,545
Fresenius Medical Care AG & Co. KGaA	87,153	2,410,702
Fresenius SE & Co. KGaA	180,110	4,144,896
GEA Group AG	80,382	2,809,708
Gerresheimer AG	12,941	741,372
Grand City Properties SA	46,268	450,076
GRENKE AG	9,837	200,623
Hamborner REIT AG	116,150	828,616
Hannover Rueck SE	25,827	4,202,672
HeidelbergCement AG	60,404	2,777,785
HelloFresh SE(a)	61,103	1,221,398
Henkel AG & Co. KGaA	55,318	3,247,448
HOCHTIEF AG	11,492	610,500
Security	Shares	Value
Germany (continued)
Hugo Boss AG	32,726	$1,507,273
Hypoport SE(a)	2,408	235,203
Infineon Technologies AG	563,736	13,679,316
Jenoptik AG	26,016	570,351
K+S AG, Registered	88,178	1,946,881
KION Group AG	33,717	747,516
Knorr-Bremse AG	30,485	1,372,457
Krones AG	6,577	609,118
LANXESS AG	36,862	1,246,591
LEG Immobilien SE	30,519	1,992,438
Mercedes-Benz Group AG	339,461	19,648,529
Merck KGaA	56,611	9,225,611
METRO AG(a)	74,995	572,091
MorphoSys AG(a)	34,752	657,778
MTU Aero Engines AG	23,544	4,213,391
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	59,352	15,667,488
Nagarro SE(a)(b)	7,686	764,625
Nemetschek SE	29,588	1,410,666
Nordex SE(a)	58,907	549,141
Norma Group SE	11,828	187,505
PATRIZIA SE	16,106	118,210
Pfeiffer Vacuum Technology AG	1,635	230,975
ProSiebenSat.1 Media SE	100,179	680,777
Puma SE	47,080	2,081,447
Rational AG	2,385	1,344,425
Rheinmetall AG	19,120	3,107,987
RWE AG	290,821	11,195,194
SAP SE	441,812	42,525,625
Scout24 SE(c)	37,764	1,935,215
Siemens AG, Registered	325,193	35,513,989
Siemens Healthineers AG(c)	126,244	5,783,559
Siltronic AG	10,733	667,463
Sirius Real Estate Ltd.	871,179	704,343
Sixt SE	9,142	857,461
Software AG	22,030	481,950
Stabilus SE	11,418	626,390
Stroeer SE & Co. KGaA	24,642	1,004,627
Suedzucker AG	70,223	894,915
Symrise AG	57,515	5,870,699
TAG Immobilien AG	80,902	506,673
TeamViewer AG(a)(c)	78,040	749,417
Telefonica Deutschland Holding AG	592,198	1,290,340
thyssenkrupp AG(a)	210,803	1,109,652
TUI AG(a)(b)	498,866	752,877
Uniper SE(b)	52,587	157,416
United Internet AG, Registered(d)	47,232	882,911
Varta AG(b)	13,060	349,990
VERBIO Vereinigte BioEnergie AG	9,352	736,686
Vitesco Technologies Group AG(a)	14,292	764,744
Volkswagen AG	14,132	2,415,608
Vonovia SE	306,164	6,769,471
Zalando SE(a)(c)	98,895	2,279,348
		440,787,073
Hong Kong — 2.1%
AIA Group Ltd.	5,164,000	39,116,217
ASMPT Ltd.	134,100	737,617
Bank of East Asia Ltd. (The)	844,600	809,453
BOC Hong Kong Holdings Ltd.	1,678,000	5,214,059
Budweiser Brewing Co. APAC Ltd.(b)(c)	769,000	1,618,532

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Hong Kong (continued)
Cafe de Coral Holdings Ltd.	136,000	$158,717
Champion REIT	1,104,000	330,428
Chow Tai Fook Jewellery Group Ltd.	991,000	1,696,667
CITIC Telecom International Holdings Ltd.	2,301,000	680,074
CK Asset Holdings Ltd.	886,500	4,901,074
CK Hutchison Holdings Ltd.	1,083,000	5,390,989
CK Infrastructure Holdings Ltd.	330,500	1,570,113
CLP Holdings Ltd.	682,500	4,580,805
Comba Telecom Systems Holdings Ltd.	2,028,000	284,366
Dah Sing Financial Holdings Ltd.	122,000	241,414
ESR Group Ltd.(c)	998,000	1,701,941
Futu Holdings Ltd., ADR(a)(b)	29,213	989,152
Galaxy Entertainment Group Ltd.	941,000	4,299,099
Haitong International Securities Group Ltd.(a)(b)	1,037,300	75,283
Hang Lung Group Ltd.(b)	300,000	389,126
Hang Lung Properties Ltd.	886,000	1,114,555
Hang Seng Bank Ltd.	339,100	4,773,775
Health and Happiness H&H International Holdings Ltd.	133,000	125,398
Henderson Land Development Co. Ltd.	709,572	1,737,216
HK Electric Investments & HK Electric Investments Ltd., Class SS	1,124,000	714,654
HKBN Ltd.	534,000	360,661
HKT Trust & HKT Ltd., Class SS	1,749,000	1,978,021
Hong Kong & China Gas Co. Ltd.	4,853,482	3,740,914
Hong Kong Exchanges & Clearing Ltd.	483,700	12,839,138
Hong Kong Technology Venture Co. Ltd.	340,000	177,690
Hongkong Land Holdings Ltd.(b)	522,400	2,011,179
Hysan Development Co. Ltd.	262,000	571,054
Jardine Matheson Holdings Ltd.	70,200	3,233,973
Johnson Electric Holdings Ltd.(b)	145,000	149,384
K Wah International Holdings Ltd.	855,000	239,440
Kerry Logistics Network Ltd.	190,898	303,023
Kerry Properties Ltd.	404,000	639,081
Link REIT	932,900	5,514,011
Luk Fook Holdings International Ltd.	182,000	395,375
Man Wah Holdings Ltd.	820,000	457,545
Melco International Development Ltd.(a)(b)	371,000	193,984
Melco Resorts & Entertainment Ltd., ADR(a)	126,759	693,372
MTR Corp. Ltd.	572,500	2,519,108
New World Development Co. Ltd.	745,000	1,523,878
NWS Holdings Ltd.	1,147,000	813,397
Pacific Basin Shipping Ltd.	2,327,000	563,373
PCCW Ltd.	3,448,000	1,317,314
Power Assets Holdings Ltd.	574,500	2,746,999
Sands China Ltd.(a)	1,037,200	1,813,258
Sino Land Co. Ltd.	1,566,000	1,672,199
SITC International Holdings Co. Ltd.	501,000	820,536
SJM Holdings Ltd.(a)	1,333,000	415,963
Sun Hung Kai Properties Ltd.	597,500	6,420,924
Sunlight REIT	821,000	261,197
Swire Pacific Ltd., Class A.	200,000	1,326,702
Swire Properties Ltd.	542,600	1,042,830
Techtronic Industries Co. Ltd.	582,000	5,510,822
Value Partners Group Ltd.(b)	1,115,000	265,575
Vitasoy International Holdings Ltd.(a)	450,000	768,432
Vobile Group Ltd.(a)	1,020,000	243,148
VTech Holdings Ltd.	101,800	541,903
WH Group Ltd.(c)	4,113,000	2,077,110
Wharf Real Estate Investment Co. Ltd.	758,000	2,986,565
Wynn Macau Ltd.(a)	794,800	316,851
Security	Shares	Value
Hong Kong (continued)
Xinyi Glass Holdings Ltd.	879,000	$1,129,652
Yue Yuen Industrial Holdings Ltd.	480,500	488,499
		154,334,804
Ireland — 0.6%
AIB Group PLC	294,607	852,273
Bank of Ireland Group PLC	459,265	3,306,994
Cairn Homes PLC(a)	754,033	730,040
CRH PLC	328,236	11,822,346
Flutter Entertainment PLC, Class DI(a)	71,341	9,421,953
Glanbia PLC	109,046	1,259,401
Glenveagh Properties PLC(a)(c)	972,371	951,139
Grafton Group PLC	111,407	882,037
Greencore Group PLC(a)	295,638	227,155
James Hardie Industries PLC	192,516	4,203,198
Kerry Group PLC, Class A	69,318	6,020,603
Kingspan Group PLC	65,718	3,313,284
Smurfit Kappa Group PLC	106,586	3,528,310
		46,518,733
Israel — 1.1%
Airport City Ltd.(a)	52,557	870,191
Alony Hetz Properties & Investments Ltd.	100,506	1,178,856
Amot Investments Ltd.(b)	161,309	975,793
AudioCodes Ltd.	25,364	516,282
Azrieli Group Ltd.	27,386	2,028,905
Bank Hapoalim BM	450,500	4,342,484
Bank Leumi Le-Israel BM	649,104	6,192,286
Bezeq The Israeli Telecommunication Corp. Ltd.	790,520	1,399,406
Big Shopping Centers Ltd.	11,812	1,324,487
Check Point Software Technologies Ltd.(a)(b)	44,591	5,762,495
Cognyte Software Ltd.(a)	41,249	112,197
CyberArk Software Ltd.(a)(b)	19,668	3,086,106
Elbit Systems Ltd.	13,767	2,785,550
Energix-Renewable Energies Ltd.	263,478	919,848
Enlight Renewable Energy Ltd.(a)(b)	673,315	1,363,656
First International Bank Of Israel Ltd. (The)(b)	49,952	2,156,995
Fiverr International Ltd.(a)(b)	22,000	680,900
G City Ltd.	39,119	126,307
Gav-Yam Lands Corp. Ltd.	1	8
Harel Insurance Investments & Financial Services Ltd.	82,481	793,960
ICL Group Ltd.	344,199	3,103,849
Inmode Ltd.(a)(b)	42,151	1,446,622
Isracard Ltd.	297,346	879,209
Israel Discount Bank Ltd., Class A	603,883	3,433,731
Kornit Digital Ltd.(a)(b)	21,610	577,419
Mehadrin Ltd.(a)	—	2
Melisron Ltd.	16,824	1,248,233
Mivne Real Estate KD Ltd.	563,543	1,752,094
Mizrahi Tefahot Bank Ltd.	89,429	3,380,554
Nano Dimension Ltd., ADR(a)(b)	221,012	548,110
Nice Ltd.(a)	27,065	5,100,919
Nova Ltd.(a)	12,295	899,823
Paz Oil Co. Ltd.(a)	7,112	849,620
Phoenix Holdings Ltd. (The)	62,115	672,838
Plus500 Ltd.	60,065	1,243,329
Radware Ltd.(a)	21,253	489,244
Reit 1 Ltd.	193,984	1,017,814
Shapir Engineering and Industry Ltd.	193,184	1,591,492
Shikun & Binui Ltd.(a)(b)	228,014	905,126
Shufersal Ltd.	152,011	1,037,710

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Israel (continued)
Strauss Group Ltd.	39,197	$980,612
Teva Pharmaceutical Industries Ltd., ADR(a)	492,672	4,394,634
Tower Semiconductor Ltd.(a)	43,606	1,863,539
Wix.com Ltd.(a)	26,806	2,254,385
ZIM Integrated Shipping Services Ltd.(b)	41,193	967,624
		77,255,244
Italy — 1.9%
A2A SpA	715,490	793,362
ACEA SpA	23,401	294,864
Amplifon SpA	63,589	1,579,802
Anima Holding SpA(c)	118,248	366,234
Ascopiave SpA	48,700	115,219
Assicurazioni Generali SpA	455,917	6,841,992
Atlantia SpA	217,237	4,846,018
Autogrill SpA(a)	83,288	520,612
Azimut Holding SpA	50,275	809,531
Banca Generali SpA	30,187	902,400
Banca Mediolanum SpA	142,361	1,065,132
Banca Popolare di Sondrio SPA	315,159	1,130,494
Banco BPM SpA	678,036	2,051,408
BFF Bank SpA(c)	97,263	686,149
BPER Banca	471,156	871,778
Brembo SpA	137,428	1,436,725
Brunello Cucinelli SpA	17,859	1,035,213
Buzzi Unicem SpA	40,887	678,592
De’ Longhi SpA	31,986	551,879
DiaSorin SpA	8,314	1,086,936
Enav SpA(c)	146,032	564,711
Enel SpA	3,445,932	15,394,175
Eni SpA	1,071,233	14,069,272
ERG SpA	30,343	951,764
Ferrari NV	54,154	10,675,826
FinecoBank Banca Fineco SpA	254,062	3,423,635
Hera SpA	514,738	1,226,456
Infrastrutture Wireless Italiane SpA(c)	126,616	1,117,533
Interpump Group SpA	28,439	1,101,030
Intesa Sanpaolo SpA	6,978,910	13,305,483
Iren SpA	358,923	533,389
Italgas SpA	156,645	807,074
Leonardo SpA	169,398	1,360,959
Mediobanca Banca di Credito Finanziario SpA	278,792	2,525,740
Moncler SpA	94,213	4,064,745
Nexi SpA(a)(c)	226,553	1,958,660
Pirelli & C SpA(c)	137,232	517,647
Poste Italiane SpA(c)	223,659	1,949,023
Prysmian SpA	125,431	4,082,542
Recordati Industria Chimica e Farmaceutica SpA	54,361	2,042,423
Reply SpA	7,072	769,246
Saipem SpA(a)(b)	1,669,304	1,622,466
Salvatore Ferragamo SpA(b)	25,646	376,972
Snam SpA	865,578	3,848,801
Tamburi Investment Partners SpA(b)	64,971	456,858
Technogym SpA(c)	67,739	465,706
Telecom Italia SpA/Milano(a)	4,659,623	911,617
Tenaris SA	235,395	3,684,201
Terna - Rete Elettrica Nazionale	638,588	4,234,901
UniCredit SpA	895,194	11,101,537
Unipol Gruppo SpA	345,081	1,485,173
		138,293,905
Security	Shares	Value
Japan — 20.6%
77 Bank Ltd. (The)	79,300	$960,966
ABC-Mart Inc.	15,100	673,047
Activia Properties Inc.	203	601,297
ADEKA Corp.	40,500	605,492
Advance Logistics Investment Corp.	681	665,971
Advance Residence Investment Corp.	202	470,289
Advantest Corp.	83,500	4,395,571
Aeon Co. Ltd.	281,700	5,253,870
Aeon Delight Co. Ltd.	17,500	349,787
AEON Financial Service Co. Ltd.	93,900	918,962
Aeon Mall Co. Ltd.	33,800	367,695
AEON REIT Investment Corp.	659	709,496
AGC Inc.	82,300	2,578,867
Ai Holdings Corp.	17,600	260,523
Aica Kogyo Co. Ltd.	20,000	429,851
Aiful Corp.	375,800	1,023,514
Ain Holdings Inc.	15,500	651,153
Air Water Inc.	83,700	934,495
Aisin Corp.	66,200	1,699,336
Ajinomoto Co. Inc.	202,400	5,566,650
Alfresa Holdings Corp.	87,000	1,001,620
Alps Alpine Co. Ltd.	101,600	872,802
Amada Co. Ltd.	105,400	741,338
Amano Corp.	27,200	465,457
ANA Holdings Inc.(a)	38,400	746,447
AnGes Inc.(a)(b)	200,000	219,210
Anritsu Corp.	57,500	578,730
Aozora Bank Ltd.	49,800	856,648
Arcs Co. Ltd.	16,400	218,600
Ariake Japan Co. Ltd.	10,000	346,443
As One Corp.	17,000	724,921
Asahi Group Holdings Ltd.	189,000	5,288,357
Asahi Holdings Inc.	80,600	1,027,917
Asahi Intecc Co. Ltd.	93,900	1,599,599
Asahi Kasei Corp.	522,400	3,349,584
Asics Corp.	55,900	856,596
Astellas Pharma Inc.	823,500	11,362,803
Atom Corp.(a)(b)	109,900	583,863
Autobacs Seven Co. Ltd.	52,500	499,360
Awa Bank Ltd. (The)	13,900	174,734
Azbil Corp.	24,700	671,239
Bandai Namco Holdings Inc.	87,400	5,777,391
Bank of Kyoto Ltd. (The)	22,400	807,202
BayCurrent Consulting Inc.	55,400	1,554,368
Benefit One Inc.	36,000	498,028
Benesse Holdings Inc.	60,100	886,624
BeNext-Yumeshin Group Co.	58,000	699,477
Bic Camera Inc.	83,500	649,186
BIPROGY Inc.	22,400	483,871
BML Inc.	19,300	436,285
Bridgestone Corp.	228,400	8,260,416
Brother Industries Ltd.	98,200	1,672,926
Calbee Inc.	50,400	1,012,386
Canon Inc.	425,400	9,017,408
Canon Marketing Japan Inc.	23,500	495,897
Capcom Co. Ltd.	61,200	1,702,275
Casio Computer Co. Ltd.	80,600	700,554
Central Glass Co. Ltd.	24,900	587,955
Central Japan Railway Co.	63,400	7,340,227
Change Inc.(b)	40,300	538,324

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Chiba Bank Ltd. (The)	215,900	$1,182,942
Chiyoda Corp.(a)	155,300	384,696
Chubu Electric Power Co. Inc.	274,800	2,236,850
Chudenko Corp.	12,200	168,390
Chugai Pharmaceutical Co. Ltd.	298,000	6,905,213
Chugin Financial Group Inc., NVS	102,700	619,073
Chugoku Electric Power Co. Inc. (The)	128,100	600,991
Citizen Watch Co. Ltd.	128,900	541,342
CKD Corp.	17,900	219,532
Coca-Cola Bottlers Japan Holdings Inc.	79,800	720,989
COLOPL Inc.(a)	30,300	142,716
Colowide Co. Ltd.(b)	26,800	328,866
Comforia Residential REIT Inc.	303	643,252
COMSYS Holdings Corp.	47,200	773,272
Comture Corp.	23,700	385,603
Concordia Financial Group Ltd.	567,200	1,730,652
Cosmo Energy Holdings Co. Ltd.	39,600	1,020,070
Cosmos Pharmaceutical Corp.	8,400	812,403
CRE Logistics REIT Inc.	825	1,135,051
Create Restaurants Holdings Inc.	85,800	541,600
Create SD Holdings Co. Ltd.	10,900	232,205
Credit Saison Co. Ltd.	59,000	630,613
CyberAgent Inc.	172,000	1,413,010
CYBERDYNE Inc.(a)(b)	102,500	228,251
Dai Nippon Printing Co. Ltd.	93,800	1,878,882
Daicel Corp.	106,400	607,099
Daido Steel Co. Ltd.	8,200	212,602
Daifuku Co. Ltd.	35,000	1,602,123
Daihen Corp.	12,500	322,335
Dai-ichi Life Holdings Inc.	451,400	7,169,470
Daiichi Sankyo Co. Ltd.	762,000	24,392,199
Daiichikosho Co. Ltd.	20,600	590,658
Daikin Industries Ltd.	102,600	15,368,165
Daio Paper Corp.	67,700	499,488
Daiseki Co. Ltd.	29,460	910,298
Daishi Hokuetsu Financial Group Inc.	17,200	303,772
Daito Trust Construction Co. Ltd.	16,600	1,643,795
Daiwa House Industry Co. Ltd.	262,500	5,288,675
Daiwa House REIT Investment Corp.	818	1,650,965
Daiwa Office Investment Corp.	112	529,118
Daiwa Securities Group Inc.	574,100	2,239,949
Daiwa Securities Living Investments Corp.	1,007	781,652
Daiwabo Holdings Co. Ltd.	74,500	961,299
DCM Holdings Co. Ltd.	108,500	845,400
DeNA Co. Ltd.	32,700	426,488
Denka Co. Ltd.	24,700	572,202
Denso Corp.	183,400	9,099,556
Dentsu Group Inc.	93,500	2,908,164
Descente Ltd.	18,000	432,018
Dexerials Corp.	26,600	619,536
DIC Corp.	77,800	1,306,291
Digital Arts Inc.	8,900	374,014
Digital Garage Inc.	23,000	550,728
Dip Corp.	17,900	501,142
Disco Corp.	9,200	2,200,461
DMG Mori Co. Ltd.	51,600	597,147
Dowa Holdings Co. Ltd.	24,800	787,450
DTS Corp.	30,400	722,749
Duskin Co.Ltd.	14,100	270,375
Earth Corp.	10,000	346,136
Security	Shares	Value
Japan (continued)
East Japan Railway Co.	117,900	$6,282,344
Ebara Corp.	36,500	1,185,962
EDION Corp.	52,400	415,909
eGuarantee Inc.	21,900	353,713
Eiken Chemical Co. Ltd.	14,400	177,861
Eisai Co. Ltd.	103,500	6,241,375
Elecom Co. Ltd.	29,300	271,431
Electric Power Development Co. Ltd.	70,300	977,711
en Japan Inc.	12,900	224,085
ENEOS Holdings Inc.	1,314,400	4,335,753
eRex Co. Ltd.	20,000	338,468
Euglena Co. Ltd.(a)(b)	118,900	711,766
EXEO Group Inc.	41,300	605,109
Ezaki Glico Co. Ltd.	17,900	402,714
Fancl Corp.	30,400	575,932
FANUC Corp.	81,600	10,677,492
Fast Retailing Co. Ltd.	24,200	13,482,816
FCC Co. Ltd.	15,200	147,789
Ferrotec Holdings Corp.	24,300	411,766
Food & Life Companies Ltd.	41,100	691,345
FP Corp.	19,700	468,673
Freee KK(a)(b)	25,300	492,119
Frontier Real Estate Investment Corp.	246	868,496
Fuji Corp./Aichi	30,400	401,407
Fuji Electric Co. Ltd.	60,400	2,335,364
Fuji Kyuko Co. Ltd.	14,900	460,738
Fuji Oil Holdings Inc.	15,000	236,155
Fuji Seal International Inc.	19,200	224,925
Fuji Soft Inc.	14,100	767,072
FUJIFILM Holdings Corp.	155,400	7,109,531
Fujikura Ltd.	123,100	728,872
Fujimi Inc.	11,500	480,138
Fujitec Co. Ltd.	33,900	673,369
Fujitsu General Ltd.	31,500	718,893
Fujitsu Ltd.	85,100	9,791,481
Fujiya Co.Ltd.	20,500	352,089
Fukuoka Financial Group Inc.	75,900	1,291,485
Fukuoka REIT Corp.	390	455,238
Fukuyama Transporting Co. Ltd.	12,300	268,368
Funai Soken Holdings Inc.	16,200	288,770
Furukawa Electric Co. Ltd.	25,700	396,495
Fuso Chemical Co. Ltd.	7,600	171,667
Future Corp.	35,000	392,787
Fuyo General Lease Co. Ltd.	7,500	416,822
Giken Ltd.	7,600	163,747
Global One Real Estate Investment Corp.	295	227,727
Glory Ltd.	17,300	266,742
GLP J-Reit	1,822	1,889,564
GMO internet group Inc.	41,100	708,599
GMO Payment Gateway Inc.	14,100	1,013,872
GNI Group Ltd.(a)	37,700	358,858
Goldwin Inc.	11,100	579,680
Gree Inc.	57,200	321,523
GS Yuasa Corp.	32,500	494,783
GungHo Online Entertainment Inc.	29,100	430,130
Gunma Bank Ltd. (The)	152,400	415,666
H.U. Group Holdings Inc.	32,700	608,704
H2O Retailing Corp.	47,100	396,366
Hachijuni Bank Ltd. (The)	202,200	644,847
Hakuhodo DY Holdings Inc.	109,500	922,619

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Hamakyorex Co. Ltd.	7,200	$160,829
Hamamatsu Photonics KK.	64,800	2,931,636
Hankyu Hanshin Holdings Inc.	90,700	2,693,857
Hankyu Hanshin REIT Inc.	325	337,377
Hanwa Co. Ltd.	17,000	411,127
Harmonic Drive Systems Inc.	22,000	734,311
Haseko Corp.	102,400	1,054,538
Hazama Ando Corp.	60,500	350,636
Heiwa Corp.	28,700	463,022
Heiwa Real Estate Co. Ltd.	18,400	510,208
Heiwa Real Estate REIT Inc.	480	497,583
Heiwado Co. Ltd.	20,600	260,688
Hikari Tsushin Inc.	7,800	942,196
Hino Motors Ltd.(a)	113,100	470,018
Hioki E.E. Corp.	7,400	353,223
Hirogin Holdings Inc.	200,400	826,740
Hirose Electric Co. Ltd.	16,205	2,102,134
HIS Co. Ltd.(a)(b)	28,800	399,027
Hisamitsu Pharmaceutical Co. Inc.	19,700	486,032
Hitachi Construction Machinery Co. Ltd.	38,300	749,302
Hitachi Ltd.	402,900	18,281,108
Hitachi Transport System Ltd.	17,500	1,047,306
Hitachi Zosen Corp.	98,200	566,123
Hogy Medical Co. Ltd.	9,400	208,482
Hokkaido Electric Power Co.Inc.	89,600	272,650
Hokuetsu Corp.	79,800	413,959
Hokuhoku Financial Group Inc.	45,300	272,151
Hokuriku Electric Power Co.	74,500	249,438
Honda Motor Co. Ltd.	685,700	15,635,656
Horiba Ltd.	15,200	623,618
Hoshino Resorts REIT Inc.	155	735,719
Hoshizaki Corp.	21,400	613,109
Hosiden Corp.	68,300	720,418
House Foods Group Inc.	29,100	544,238
Hoya Corp.	161,500	15,013,255
Hulic Co. Ltd.	53,500	388,642
Hulic Reit Inc.	529	619,692
Ibiden Co. Ltd.	36,800	1,240,430
Ichibanya Co. Ltd.	9,700	299,304
Ichigo Inc.	167,300	376,517
Ichigo Office REIT Investment Corp.	676	381,781
Idec Corp./Japan	33,200	711,103
Idemitsu Kosan Co. Ltd.	83,200	1,820,435
IHI Corp.	68,100	1,518,903
Iida Group Holdings Co. Ltd.	41,700	579,020
Inaba Denki Sangyo Co. Ltd.	22,100	412,536
Inabata & Co. Ltd.	18,100	299,037
Industrial & Infrastructure Fund Investment Corp.	1,500	1,584,211
Infocom Corp.	15,900	228,218
Infomart Corp.	73,600	238,098
Information Services International-Dentsu Ltd.	17,000	519,940
INFRONEER Holdings Inc.	120,552	835,704
Inpex Corp.	453,300	4,574,883
Internet Initiative Japan Inc.	59,000	926,089
Invincible Investment Corp.	4,119	1,293,009
IR Japan Holdings Ltd.	12,600	184,229
Iriso Electronics Co. Ltd.	12,700	367,944
Isetan Mitsukoshi Holdings Ltd.	179,400	1,593,455
Isuzu Motors Ltd.	273,100	3,211,563
Ito En Ltd.	23,500	827,677
Security	Shares	Value
Japan (continued)
ITOCHU Corp.	508,000	$13,129,024
Itochu Techno-Solutions Corp.	31,000	718,696
Itoham Yonekyu Holdings Inc.	189,600	847,856
Iwatani Corp.	16,600	611,236
Iyogin Holdings Inc., NVS	93,200	437,276
Izumi Co. Ltd.	15,200	306,630
J Front Retailing Co. Ltd.	169,600	1,370,882
JAFCO Group Co. Ltd.	39,300	602,991
Japan Airlines Co. Ltd.(a)	47,800	892,815
Japan Airport Terminal Co. Ltd.(a)	26,000	1,112,823
Japan Aviation Electronics Industry Ltd.	66,000	1,027,216
Japan Display Inc.(a)	832,000	278,584
Japan Elevator Service Holdings Co. Ltd.(b)	75,500	890,558
Japan Excellent Inc.	483	446,654
Japan Exchange Group Inc.	194,400	2,554,762
Japan Hotel REIT Investment Corp.	2,950	1,554,227
Japan Lifeline Co. Ltd.	26,400	178,024
Japan Logistics Fund Inc.	339	726,302
Japan Material Co. Ltd.	73,400	966,356
Japan Metropolitan Fund Invest	3,294	2,426,786
Japan Petroleum Exploration Co. Ltd.	26,500	688,547
Japan Post Bank Co. Ltd.(b)	73,400	489,074
Japan Post Holdings Co. Ltd.	938,900	6,313,705
Japan Post Insurance Co. Ltd.	77,800	1,151,685
Japan Prime Realty Investment Corp.	285	774,016
Japan Real Estate Investment Corp.	361	1,512,694
Japan Securities Finance Co. Ltd.	62,800	376,186
Japan Steel Works Ltd. (The)	32,700	675,205
Japan Tobacco Inc.	481,000	8,055,513
JCR Pharmaceuticals Co. Ltd.	53,200	790,685
JCU Corp.	9,800	185,332
Jeol Ltd.	22,600	827,006
JFE Holdings Inc.	205,200	1,879,861
JGC Holdings Corp.	95,100	1,143,821
JINS Holdings Inc.	12,400	372,889
JMDC Inc.	16,200	573,715
Joyful Honda Co. Ltd.	72,600	884,942
JSR Corp.	83,800	1,592,285
JTEKT Corp.	102,300	722,221
JTOWER Inc.(a)(b)	6,000	243,404
Justsystems Corp.	19,000	399,619
Kadokawa Corp.	62,700	1,122,605
Kagome Co. Ltd.	44,300	885,417
Kajima Corp.	160,400	1,509,874
Kakaku.com Inc.	68,100	1,151,774
Kaken Pharmaceutical Co. Ltd.	11,600	296,905
Kamigumi Co. Ltd.	67,200	1,277,921
Kanamoto Co. Ltd.	12,100	174,676
Kandenko Co. Ltd.	105,800	594,696
Kaneka Corp.	16,100	399,236
Kanematsu Corp.	34,300	339,374
Kansai Electric Power Co. Inc. (The)	300,400	2,275,609
Kansai Paint Co. Ltd.	83,500	1,089,607
Kao Corp.	182,300	6,809,257
Katitas Co. Ltd.	25,100	561,678
Kato Sangyo Co. Ltd.	8,900	208,014
Kawasaki Heavy Industries Ltd.	70,400	1,197,321
Kawasaki Kisen Kaisha Ltd.	72,900	1,105,397
KDDI Corp.	690,300	20,403,176
Keihan Holdings Co. Ltd.	29,700	764,085

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Keikyu Corp.	96,100	$986,479
Keio Corp.	34,900	1,223,612
Keisei Electric Railway Co. Ltd.	74,200	1,969,422
Kenedix Office Investment Corp.	344	783,633
Kenedix Residential Next Investment Corp.	463	678,791
Kenedix Retail REIT Corp.	426	765,807
Kewpie Corp.	54,400	858,831
Keyence Corp.	83,200	31,371,811
KH Neochem Co. Ltd.	19,500	332,834
Kikkoman Corp.	69,300	3,755,370
Kinden Corp.	95,600	972,764
Kintetsu Group Holdings Co. Ltd.	67,200	2,271,017
Kirin Holdings Co. Ltd.	330,500	4,858,327
Kissei Pharmaceutical Co. Ltd.	24,300	429,244
Ki-Star Real Estate Co. Ltd.	5,700	176,725
Kitz Corp.	110,300	653,896
Kiyo Bank Ltd. (The)	82,600	795,436
Kobayashi Pharmaceutical Co. Ltd.	20,900	1,109,096
Kobe Bussan Co. Ltd.	56,400	1,223,350
Kobe Steel Ltd.	139,000	570,024
Koei Tecmo Holdings Co. Ltd.	85,380	1,288,293
Kohnan Shoji Co. Ltd.	17,800	372,698
Koito Manufacturing Co. Ltd.	60,000	851,810
Kokuyo Co. Ltd.	31,400	389,470
Komatsu Ltd.	402,000	7,875,255
KOMEDA Holdings Co. Ltd.	34,800	581,206
Komeri Co. Ltd.	13,500	235,520
Konami Group Corp.	33,700	1,477,115
Konica Minolta Inc.	190,700	581,054
Kose Corp.	11,300	1,127,971
Kotobuki Spirits Co. Ltd.	11,000	563,904
K’s Holdings Corp.	70,600	553,251
Kubota Corp.	439,300	6,128,056
Kumagai Gumi Co. Ltd.	16,300	275,556
Kura Sushi Inc.(b)	14,600	341,523
Kuraray Co. Ltd.	110,000	756,418
Kureha Corp.	10,500	674,200
Kurita Water Industries Ltd.	32,400	1,186,001
Kusuri no Aoki Holdings Co. Ltd.	8,500	409,725
Kyocera Corp.	119,800	5,801,486
KYORIN Holdings Inc.	23,100	285,838
Kyoritsu Maintenance Co. Ltd.	17,900	737,408
Kyowa Kirin Co. Ltd.	104,800	2,468,216
Kyudenko Corp.	19,100	405,119
Kyushu Electric Power Co. Inc.	172,600	854,555
Kyushu Financial Group Inc.	201,200	508,760
Kyushu Railway Co.	38,000	794,721
LaSalle Logiport REIT	774	826,097
Lasertec Corp.	28,300	3,976,457
Lawson Inc.	16,400	523,931
Leopalace21 Corp.(a)	179,100	340,796
Lintec Corp.	13,300	199,548
Lion Corp.	76,600	774,173
LITALICO Inc.	12,600	266,272
Lixil Corp.	115,900	1,750,702
M&A Capital Partners Co. Ltd.(a)(b)	8,200	208,646
M3 Inc.	186,900	5,569,653
Mabuchi Motor Co. Ltd.	19,600	531,835
Macnica Holdings Inc.	35,200	704,038
Makino Milling Machine Co. Ltd.	12,800	395,502
Security	Shares	Value
Japan (continued)
Makita Corp.	91,500	$1,672,026
Mandom Corp.	17,400	176,034
Mani Inc.	23,200	337,968
Marubeni Corp.	712,500	6,237,163
Maruha Nichiro Corp.	21,300	328,441
Marui Group Co. Ltd.	86,500	1,415,173
Maruichi Steel Tube Ltd.	34,700	654,986
Maruwa Co. Ltd./Aichi.	8,600	1,010,429
Maruzen Showa Unyu Co. Ltd.	9,000	183,672
Matsui Securities Co. Ltd.	57,000	303,546
MatsukiyoCocokara & Co.	37,290	1,357,678
Mazda Motor Corp.	264,700	1,782,215
McDonald’s Holdings Co. Japan Ltd.	13,000	451,324
Mebuki Financial Group Inc.	406,400	790,319
Medipal Holdings Corp.	76,500	948,451
Megachips Corp.	16,200	277,301
Megmilk Snow Brand Co. Ltd.	18,200	198,204
Meidensha Corp.	20,500	272,738
MEIJI Holdings Co. Ltd.	25,600	1,053,417
Meiko Electronics Co. Ltd.	14,900	264,141
Meitec Corp.	31,500	530,579
Menicon Co. Ltd.	31,500	537,830
Mercari Inc.(a)	44,900	745,387
Milbon Co. Ltd.	13,000	536,039
MINEBEA MITSUMI Inc.	131,600	1,944,841
Mirai Corp.	1,249	402,327
MIRAIT ONE corp.	39,000	374,776
MISUMI Group Inc.	108,800	2,317,380
Mitani Sekisan Co. Ltd.	6,700	172,253
Mitsubishi Chemical Group Corp.	493,100	2,227,506
Mitsubishi Corp.	559,100	15,145,392
Mitsubishi Electric Corp.	803,000	7,065,281
Mitsubishi Estate Co. Ltd.	476,100	5,987,097
Mitsubishi Estate Logistics REIT Investment Corp.	287	849,428
Mitsubishi Gas Chemical Co. Inc.	72,700	923,814
Mitsubishi HC Capital Inc.	308,630	1,324,349
Mitsubishi Heavy Industries Ltd.	130,600	4,498,394
Mitsubishi Logistics Corp.	25,400	557,362
Mitsubishi Materials Corp.	70,800	925,390
Mitsubishi Motors Corp.(a)	365,000	1,229,588
Mitsubishi UFJ Financial Group Inc.	5,092,400	24,055,728
Mitsui & Co. Ltd.	608,800	13,472,240
Mitsui Chemicals Inc.	80,700	1,493,670
Mitsui Fudosan Co. Ltd.	391,300	7,492,755
Mitsui Fudosan Logistics Park Inc.	296	982,085
Mitsui Mining & Smelting Co. Ltd.	28,200	569,572
Mitsui OSK Lines Ltd.	158,200	3,131,599
Miura Co. Ltd.	36,500	743,338
Mixi Inc.	14,500	227,317
Mizuho Financial Group Inc.	975,750	10,553,186
Mizuho Leasing Co. Ltd.	19,600	427,052
Mochida Pharmaceutical Co. Ltd.	20,000	460,551
Monex Group Inc.	91,200	316,812
Money Forward Inc.(a)(b)	24,700	698,789
Monogatari Corp. (The)	7,900	361,934
MonotaRO Co. Ltd.	104,200	1,581,741
Mori Hills REIT Investment Corp.	536	587,120
Mori Trust Hotel Reit Inc.	766	726,664
Mori Trust Sogo REIT Inc.	325	324,323
Morinaga & Co. Ltd./Japan	25,400	635,309

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Morinaga Milk Industry Co. Ltd.	16,600	$470,947
MOS Food Services Inc.	19,200	407,324
MS&AD Insurance Group Holdings Inc.	174,900	4,631,562
Murata Manufacturing Co. Ltd.	228,900	10,835,992
Musashi Seimitsu Industry Co. Ltd.	13,200	152,344
Nabtesco Corp.	28,400	603,227
Nachi-Fujikoshi Corp.	23,300	610,382
Nagase & Co. Ltd.	46,900	638,980
Nagawa Co. Ltd.(b)	4,500	224,594
Nagoya Railroad Co. Ltd.	64,700	991,140
Nakanishi Inc.	33,400	609,418
Nankai Electric Railway Co. Ltd.	74,000	1,496,971
NEC Corp.	80,600	2,667,932
NEC Networks & System Integration Corp.	86,400	925,866
NET One Systems Co. Ltd.	34,400	706,530
Nexon Co. Ltd.	207,900	3,479,045
Nextage Co. Ltd.	27,200	524,266
NGK Insulators Ltd.	97,600	1,138,607
NGK Spark Plug Co. Ltd.	77,800	1,419,387
NH Foods Ltd.	63,800	1,520,448
NHK Spring Co. Ltd.	101,900	564,535
Nichias Corp.	25,300	390,330
Nichicon Corp.	29,300	275,826
Nichiha Corp.	12,200	231,025
Nichirei Corp.	46,200	718,523
Nidec Corp.(b)	189,000	10,391,974
Nifco Inc./Japan	33,000	766,407
Nihon Kohden Corp.	32,000	716,548
Nihon M&A Center Holdings Inc.	125,400	1,414,989
Nihon Parkerizing Co. Ltd.	37,500	243,776
Nikkon Holdings Co.Ltd.	78,300	1,223,182
Nikon Corp.	121,900	1,178,911
Nintendo Co. Ltd.	494,000	20,055,952
Nippn Corp., New	72,800	766,291
Nippon Accommodations Fund Inc.	159	677,072
Nippon Building Fund Inc.	690	3,067,218
Nippon Ceramic Co.Ltd.	8,500	147,687
Nippon Densetsu Kogyo Co. Ltd.	14,800	165,584
Nippon Electric Glass Co. Ltd.	61,200	1,059,714
Nippon Express Holdings Inc.	22,100	1,110,479
Nippon Gas Co. Ltd.	53,000	769,931
Nippon Kayaku Co. Ltd.	62,900	499,621
Nippon Light Metal Holdings Co. Ltd.	77,370	754,010
Nippon Paint Holdings Co. Ltd.	371,600	2,368,215
Nippon Paper Industries Co. Ltd.	34,800	202,593
Nippon Prologis REIT Inc.	769	1,613,587
NIPPON REIT Investment Corp.	193	476,446
Nippon Sanso Holdings Corp.	51,600	821,546
Nippon Seiki Co. Ltd.	77,000	391,388
Nippon Shinyaku Co. Ltd.	14,900	824,957
Nippon Shokubai Co. Ltd.	8,700	312,075
Nippon Soda Co. Ltd.	16,700	498,208
Nippon Steel Corp.	361,300	4,956,501
Nippon Suisan Kaisha Ltd.	149,600	532,900
Nippon Telegraph & Telephone Corp.	503,100	13,875,847
Nippon Yusen KK	190,200	3,445,370
Nipro Corp.	53,100	400,282
Nishimatsu Construction Co. Ltd.	19,600	477,199
Nishimatsuya Chain Co. Ltd.	39,600	363,030
Nishi-Nippon Financial Holdings Inc.	56,300	287,141
Security	Shares	Value
Japan (continued)
Nishi-Nippon Railroad Co. Ltd.	30,400	$596,258
Nissan Chemical Corp.	64,500	2,903,492
Nissan Motor Co. Ltd.	1,006,400	3,207,702
Nissha Co. Ltd.	20,200	237,822
Nisshin Oillio Group Ltd. (The)	17,300	370,926
Nisshin Seifun Group Inc.	99,600	1,076,239
Nisshinbo Holdings Inc.	79,200	548,997
Nissin Electric Co. Ltd.	41,400	384,279
Nissin Foods Holdings Co. Ltd.	18,600	1,203,957
Nitori Holdings Co. Ltd.	24,400	2,211,055
Nitta Corp.	12,000	232,844
Nitto Boseki Co. Ltd.	11,200	166,006
Nitto Denko Corp.	66,400	3,498,332
Noevir Holdings Co. Ltd.	13,300	491,648
NOF Corp.	22,700	780,799
Nojima Corp.	37,400	311,480
NOK Corp.	36,300	296,941
Nomura Co. Ltd.	40,400	295,097
Nomura Holdings Inc.	1,129,500	3,655,015
Nomura Real Estate Holdings Inc.	34,700	784,352
Nomura Real Estate Master Fund Inc.	1,056	1,204,718
Nomura Research Institute Ltd.	132,400	2,930,038
NS Solutions Corp.	13,800	317,181
NSD Co. Ltd.	53,000	905,693
NSK Ltd.	190,300	1,005,779
NTN Corp.	381,100	678,406
NTT Data Corp.	289,100	4,187,281
NTT UD REIT Investment Corp.	663	649,514
Obayashi Corp.	190,300	1,221,472
OBIC Business Consultants Co. Ltd.	16,600	477,166
Obic Co. Ltd.	25,000	3,751,573
Odakyu Electric Railway Co. Ltd.	100,600	1,195,928
Ogaki Kyoritsu Bank Ltd. (The)	14,000	165,274
Ohsho Food Service Corp.	12,000	511,656
Oisix ra daichi Inc.(a)(b)	15,200	171,469
Oji Holdings Corp.	323,600	1,121,832
Okamura Corp.	16,100	148,204
Oki Electric Industry Co. Ltd.	60,600	300,418
Okinawa Electric Power Co. Inc. (The)	20,200	140,186
OKUMA Corp.	9,900	331,400
Okumura Corp.	9,200	173,970
Olympus Corp.	542,600	11,440,444
Omron Corp.	80,800	3,768,378
One REIT Inc.	152	253,322
Ono Pharmaceutical Co. Ltd.	158,100	3,720,654
Open House Group Co. Ltd.	27,600	981,715
Oracle Corp. Japan	14,200	756,455
Organo Corp.	28,000	483,098
Orient Corp.	19,820	160,539
Oriental Land Co. Ltd./Japan	85,300	11,424,027
ORIX Corp.	513,300	7,539,192
Orix JREIT Inc.	982	1,317,467
Osaka Gas Co. Ltd.	133,000	1,969,424
OSG Corp.	33,200	422,080
Otsuka Corp.	36,600	1,152,612
Otsuka Holdings Co. Ltd.	167,900	5,381,950
Outsourcing Inc.	60,500	471,302
Paltac Corp.	13,500	383,479
Pan Pacific International Holdings Corp.	162,100	2,660,178
Panasonic Holdings Corp.	987,600	7,034,290

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Paramount Bed Holdings Co. Ltd.	23,900	$425,463
Park24 Co. Ltd.(a)	76,100	1,014,257
Pasona Group Inc.(b)	13,900	191,202
Penta-Ocean Construction Co. Ltd.	103,700	515,721
PeptiDream Inc.(a)	56,000	612,658
Persol Holdings Co. Ltd.	88,100	1,763,968
Pigeon Corp.	63,900	837,030
Pilot Corp.	17,100	664,835
PKSHA Technology Inc.(a)(b)	16,600	217,126
Pola Orbis Holdings Inc.	38,900	429,657
Prestige International Inc.	97,400	470,453
Prima Meat Packers Ltd.	13,100	173,354
Raito Kogyo Co. Ltd.	20,000	272,831
Raksul Inc.(a)	18,700	367,776
Rakus Co. Ltd.(b)	52,100	578,644
Rakuten Group Inc.	393,500	1,756,728
Recruit Holdings Co. Ltd.	616,800	18,979,655
Relo Group Inc.	36,900	520,082
Renesas Electronics Corp.(a)	570,700	4,774,332
Rengo Co. Ltd.	78,900	438,338
RENOVA Inc.(a)(b)	19,700	432,365
Resona Holdings Inc.	978,800	3,689,050
Resorttrust Inc.	41,400	637,208
Ricoh Co. Ltd.	230,400	1,688,322
Riken Keiki Co. Ltd.	9,600	263,958
Rinnai Corp.	10,200	694,266
Rohm Co. Ltd.	25,400	1,784,720
Rohto Pharmaceutical Co. Ltd.	32,400	1,007,901
Rorze Corp.	8,300	417,086
Round One Corp.	124,800	531,013
RS Technologies Co. Ltd.	13,200	654,639
Ryohin Keikaku Co. Ltd.	95,800	901,480
Saizeriya Co. Ltd.	12,200	227,616
Sakai Moving Service Co. Ltd.	6,200	195,974
Sakata Seed Corp.	21,100	695,451
SAMTY Co. Ltd.	27,300	431,458
San-A Co. Ltd.	10,800	314,997
San-Ai Obbli Co. Ltd.	16,500	136,285
SanBio Co. Ltd.(a)(b)	15,800	92,810
Sangetsu Corp.	71,200	753,909
San-in Godo Bank Ltd. (The)	176,500	840,543
Sanken Electric Co. Ltd.	17,400	596,024
Sanki Engineering Co. Ltd.	20,500	221,911
Sankyo Co. Ltd.	26,700	881,683
Sankyu Inc.	22,300	664,912
Sanrio Co. Ltd.	39,200	1,045,271
Sansan Inc.(a)(b)	36,800	364,912
Santen Pharmaceutical Co. Ltd.	107,400	734,938
Sanwa Holdings Corp.	87,100	750,289
Sapporo Holdings Ltd.	34,500	760,959
Sato Holdings Corp.	7,600	93,755
Sawai Group Holdings Co. Ltd.	14,700	424,318
SBI Holdings Inc/Japan	103,200	1,864,211
SCREEN Holdings Co. Ltd.	15,400	845,258
SCSK Corp.	50,400	743,574
Secom Co. Ltd.	85,000	4,842,490
Sega Sammy Holdings Inc.	92,600	1,184,475
Seibu Holdings Inc.	103,600	927,347
Seiko Epson Corp.	105,200	1,428,212
Seino Holdings Co. Ltd.	45,100	346,540
Security	Shares	Value
Japan (continued)
Seiren Co. Ltd.	23,300	$364,950
Sekisui Chemical Co. Ltd.	114,300	1,427,381
Sekisui House Ltd.	266,400	4,422,985
Sekisui House Reit Inc.	244	131,478
Senko Group Holdings Co. Ltd.	97,700	652,627
Seria Co. Ltd.	20,700	338,166
Seven & i Holdings Co. Ltd.	322,400	12,034,662
Seven Bank Ltd.	600,400	1,082,999
SG Holdings Co. Ltd.	120,700	1,599,407
Sharp Corp./Japan	99,600	597,409
Shibaura Machine Co. Ltd.	14,200	275,655
SHIFT Inc.(a)	6,900	1,077,397
Shiga Bank Ltd. (The)	19,300	326,721
Shikoku Electric Power Co. Inc.	54,100	260,267
Shima Seiki Manufacturing Ltd.	22,800	318,099
Shimadzu Corp.	99,800	2,629,018
Shimamura Co. Ltd.	9,900	800,587
Shimano Inc.	26,800	4,147,117
Shimizu Corp.	158,500	790,913
Shin-Etsu Chemical Co. Ltd.	160,900	16,722,327
Shinko Electric Industries Co. Ltd.	40,100	963,654
Shinsei Bank Ltd.	38,800	577,370
Shionogi & Co. Ltd.	109,100	5,066,303
Ship Healthcare Holdings Inc.	49,700	953,190
Shiseido Co. Ltd.	172,100	5,943,852
Shizuoka Financial Group Inc., NVS	156,100	985,743
SHO-BOND Holdings Co. Ltd.	23,300	1,007,960
Shochiku Co. Ltd.(a)	4,900	388,954
Shoei Co. Ltd.	20,600	759,696
Showa Denko KK	76,700	1,119,709
Skylark Holdings Co. Ltd.(a)(b)	78,900	841,663
SMC Corp.	22,400	8,991,405
SMS Co. Ltd.	32,600	747,872
SoftBank Corp.	1,211,600	11,951,693
SoftBank Group Corp.	516,900	22,188,555
Sohgo Security Services Co. Ltd.	31,800	792,690
Sojitz Corp.	104,060	1,534,049
Sompo Holdings Inc.	116,200	4,844,644
Sony Group Corp.	538,600	36,320,294
Sosei Group Corp.(a)	46,000	627,790
SOSiLA Logistics REIT Inc.	665	637,428
Sotetsu Holdings Inc.	80,000	1,211,534
S-Pool Inc.	73,500	469,350
Square Enix Holdings Co. Ltd.	27,500	1,227,106
Stanley Electric Co. Ltd.	60,300	1,025,130
Star Asia Investment Corp.	1,196	456,460
Starts Corp. Inc.	15,900	280,849
Subaru Corp.	229,400	3,585,710
Sugi Holdings Co. Ltd.	13,100	525,377
SUMCO Corp.	128,900	1,633,785
Sumitomo Bakelite Co. Ltd.	19,300	522,379
Sumitomo Chemical Co.Ltd.	666,100	2,242,930
Sumitomo Corp.	488,600	6,211,945
Sumitomo Electric Industries Ltd.	309,800	3,237,508
Sumitomo Forestry Co. Ltd.	57,400	897,941
Sumitomo Heavy Industries Ltd.	46,000	871,918
Sumitomo Metal Mining Co. Ltd.	105,000	2,943,237
Sumitomo Mitsui Construction Co. Ltd.	103,800	304,933
Sumitomo Mitsui Financial Group Inc.	564,300	15,846,423
Sumitomo Mitsui Trust Holdings Inc.	137,500	3,955,739

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Sumitomo Osaka Cement Co. Ltd.	12,700	$270,393
Sumitomo Pharma Co., Ltd.	92,500	644,347
Sumitomo Realty & Development Co. Ltd.	102,900	2,359,899
Sumitomo Rubber Industries Ltd.	99,800	856,174
Sumitomo Warehouse Co. Ltd. (The)	77,900	1,057,314
Sundrug Co. Ltd.	37,300	867,335
Suntory Beverage & Food Ltd.	39,500	1,321,539
Suruga Bank Ltd.	176,900	468,597
Suzuken Co. Ltd.	28,500	634,517
Suzuki Motor Corp.	158,400	5,355,473
Sysmex Corp.	74,800	4,026,024
Systena Corp.	134,500	376,987
T Hasegawa Co. Ltd.	19,300	410,549
T&D Holdings Inc.	215,300	2,129,360
Tadano Ltd.	97,500	595,987
Taiheiyo Cement Corp.	66,000	896,881
Taikisha Ltd.	14,800	349,190
Taisei Corp.	77,800	2,119,320
Taisho Pharmaceutical Holdings Co. Ltd.	14,800	533,807
Taiyo Holdings Co. Ltd.	22,500	396,820
Taiyo Yuden Co. Ltd.	41,200	1,121,112
Takara Bio Inc.	35,100	410,655
Takara Holdings Inc.	81,400	566,211
Takasago Thermal Engineering Co. Ltd.	39,600	481,736
Takashimaya Co. Ltd.	96,500	1,193,744
Takeda Pharmaceutical Co. Ltd.	655,854	17,320,447
Takeuchi Manufacturing Co. Ltd.	28,600	576,775
Takuma Co. Ltd.	81,500	676,634
TDK Corp.	169,600	5,298,025
TechnoPro Holdings Inc.	43,100	1,033,984
Teijin Ltd.	55,400	502,976
Terumo Corp.	289,700	8,792,105
THK Co. Ltd.	58,500	1,020,233
TIS Inc.	96,500	2,601,807
TKC Corp.	15,200	388,009
Toagosei Co. Ltd.	94,400	725,298
Tobu Railway Co. Ltd.	67,900	1,570,695
Tocalo Co. Ltd.	86,000	687,106
Toda Corp.	88,900	444,345
Toei Co. Ltd.	2,700	331,646
Toho Co. Ltd./Tokyo	30,300	1,077,421
Toho Gas Co. Ltd.	29,300	545,912
Toho Holdings Co. Ltd.	20,600	280,149
Tohoku Electric Power Co. Inc.	191,600	804,798
Tokai Carbon Co. Ltd.	91,800	599,079
TOKAI Holdings Corp.	74,900	447,325
Tokai Rika Co. Ltd.	86,300	900,583
Tokai Tokyo Financial Holdings Inc.	288,900	662,258
Tokio Marine Holdings Inc.	792,900	14,355,579
Tokuyama Corp.	20,100	234,374
Tokyo Century Corp.	15,400	525,254
Tokyo Electric Power Co. Holdings Inc.(a)	700,600	2,282,250
Tokyo Electron Ltd.	68,500	18,022,106
Tokyo Gas Co. Ltd.	158,600	2,834,418
Tokyo Ohka Kogyo Co. Ltd.	14,500	625,119
Tokyo Seimitsu Co. Ltd.	24,400	733,820
Tokyo Steel Manufacturing Co. Ltd.	61,000	523,728
Tokyo Tatemono Co. Ltd.	54,000	742,626
Tokyu Construction Co. Ltd.	62,600	262,713
Tokyu Corp.	179,200	2,066,266
Security	Shares	Value
Japan (continued)
Tokyu Fudosan Holdings Corp.	201,900	$1,024,354
Tokyu REIT Inc.	441	628,135
Tomy Co. Ltd.	82,700	726,177
Topcon Corp.	52,800	577,544
Toppan Inc.	108,700	1,621,170
Toray Industries Inc.	581,800	2,826,005
Toridoll Holdings Corp.(b)	36,700	713,590
Toshiba Corp.	170,300	5,909,671
Toshiba TEC Corp.	17,300	447,885
Tosoh Corp.	97,300	1,058,573
Totetsu Kogyo Co. Ltd.	9,700	161,033
TOTO Ltd.	66,400	1,893,905
Towa Pharmaceutical Co. Ltd.	12,100	182,128
Toyo Gosei Co. Ltd.	3,600	185,035
Toyo Ink SC Holdings Co. Ltd.	17,600	226,615
Toyo Seikan Group Holdings Ltd.	90,100	1,030,514
Toyo Suisan Kaisha Ltd.	35,100	1,316,853
Toyo Tire Corp.	42,900	503,280
Toyobo Co. Ltd.	30,300	211,652
Toyoda Gosei Co. Ltd.	20,900	334,123
Toyota Boshoku Corp.	34,600	440,270
Toyota Industries Corp.	65,800	3,389,701
Toyota Motor Corp.	4,487,600	62,263,651
Toyota Tsusho Corp.	85,300	2,863,170
Trancom Co. Ltd.	2,400	122,970
Transcosmos Inc.	11,100	255,181
TRE Holdings Corp.	24,100	259,927
Trend Micro Inc/Japan	65,300	3,292,654
Tri Chemical Laboratories Inc.	26,000	388,810
Trusco Nakayama Corp.	23,200	310,754
TS Tech Co. Ltd.	38,900	406,805
Tsubakimoto Chain Co.	12,800	274,045
Tsumura & Co.	31,600	660,009
Tsuruha Holdings Inc.	14,100	819,148
UACJ Corp.	14,400	204,750
UBE Corp.	79,900	1,030,534
Ulvac Inc.	23,700	934,278
Unicharm Corp.	171,000	5,196,933
United Urban Investment Corp.	996	1,053,795
Universal Entertainment Corp.(a)	23,800	321,125
Ushio Inc.	51,600	535,834
USS Co. Ltd.	95,800	1,445,501
UT Group Co. Ltd.	16,900	275,490
Valor Holdings Co. Ltd.	17,900	206,985
ValueCommerce Co. Ltd.	15,000	218,817
Visional Inc.(a)	9,400	638,964
Wacoal Holdings Corp.	23,700	381,620
Wacom Co. Ltd.	151,900	659,137
WealthNavi Inc.(a)(b)	18,400	171,289
Welcia Holdings Co. Ltd.	70,100	1,465,187
West Holdings Corp.	13,200	394,464
West Japan Railway Co.	84,400	3,346,170
Yakult Honsha Co. Ltd.	61,000	3,379,335
Yamada Holdings Co. Ltd.	266,800	859,766
Yamaguchi Financial Group Inc.	131,300	691,460
Yamaha Corp.	65,200	2,461,577
Yamaha Motor Co. Ltd.	115,500	2,384,215
Yamato Holdings Co. Ltd.	105,700	1,565,340
Yamato Kogyo Co. Ltd.	22,900	665,012
Yamazaki Baking Co.Ltd.	49,800	507,428

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Yaoko Co. Ltd.	10,800	$469,833
Yaskawa Electric Corp.	98,900	2,738,471
Yokogawa Bridge Holdings Corp.	9,300	123,593
Yokogawa Electric Corp.	94,400	1,578,472
Yokohama Rubber Co. Ltd. (The)	64,100	1,002,339
Yoshinoya Holdings Co. Ltd.	37,500	589,382
Z Holdings Corp.	1,188,000	3,065,940
Zenkoku Hosho Co. Ltd.	21,500	709,433
Zensho Holdings Co. Ltd.	39,900	995,797
Zeon Corp.	51,800	436,636
Zojirushi Corp.	24,800	250,061
ZOZO Inc.	57,800	1,226,412
		1,506,886,292
Netherlands — 3.7%
Aalberts NV	52,278	1,813,611
ABN AMRO Bank NV, CVA(c)	187,968	1,847,844
Adyen NV(a)(c)	9,480	13,533,636
Aegon NV	811,637	3,757,195
AerCap Holdings NV(a)(b)	64,238	3,430,952
Akzo Nobel NV	76,826	4,742,887
Alfen Beheer BV(a)(c)	12,724	1,349,745
Arcadis NV	24,964	847,205
Argenx SE(a)	23,373	9,074,576
ASM International NV	21,135	4,675,478
ASML Holding NV	172,085	80,722,767
ASR Nederland NV	67,338	2,965,086
Basic-Fit NV(a)(b)(c)	31,483	792,929
BE Semiconductor Industries NV	24,884	1,268,207
Corbion NV	22,339	594,868
Davide Campari-Milano NV	257,655	2,313,825
Eurocommercial Properties NV	31,958	702,751
Euronext NV(c)	38,557	2,447,168
EXOR NV, NVS(a)	44,864	3,014,905
Flow Traders(c)	28,408	683,887
Heineken Holding NV	46,885	3,199,159
Heineken NV	107,411	8,972,491
IMCD NV	26,364	3,419,263
ING Groep NV(a)	1,657,750	16,311,573
InPost SA(a)	136,130	867,777
Intertrust NV(a)(c)	33,955	669,778
Iveco Group NV(a)	99,444	537,362
JDE Peet’s NV	15,237	436,161
Just Eat Takeaway.com NV(a)(c)	70,983	1,218,074
Just Eat Takeaway.com NV(a)(b)(c)	16,103	276,210
Koninklijke Ahold Delhaize NV	440,825	12,293,845
Koninklijke BAM Groep NV(a)	131,867	287,789
Koninklijke DSM NV	74,427	8,754,872
Koninklijke KPN NV	1,426,117	3,989,000
Koninklijke Philips NV	364,959	4,629,460
Koninklijke Vopak NV	38,343	783,424
MFE-MediaForEurope NV	257,470	90,321
MFE-MediaForEurope NV, Class B	256,923	128,319
NN Group NV	124,892	5,288,231
NSI NV	8,271	197,759
OCI NV	40,864	1,562,962
Pharming Group NV(a)(b)	726,488	751,615
PostNL NV	194,167	304,005
Prosus NV	354,973	15,349,624
QIAGEN NV(a)	100,814	4,353,465
Randstad NV	50,059	2,494,900
Security	Shares	Value
Netherlands (continued)
RHI Magnesita NV	23,177	$492,648
SBM Offshore NV	91,960	1,244,533
Shop Apotheke Europe NV(a)(c)	7,707	319,144
Signify NV(c)	62,509	1,731,822
Stellantis NV	948,240	12,793,243
TKH Group NV	21,407	756,999
Universal Music Group NV	313,501	6,155,732
Wolters Kluwer NV	110,723	11,765,262
		273,006,344
New Zealand — 0.3%
a2 Milk Co. Ltd. (The)(a)	373,540	1,258,406
Auckland International Airport Ltd.(a)	554,760	2,480,010
Chorus Ltd.	214,950	1,037,716
Contact Energy Ltd.	365,214	1,601,977
Fisher & Paykel Healthcare Corp. Ltd.	260,822	2,964,247
Fletcher Building Ltd.	447,358	1,335,780
Goodman Property Trust	623,793	750,146
Infratil Ltd.	485,500	2,465,256
Mercury NZ Ltd.	144,663	489,148
Meridian Energy Ltd.	633,252	1,795,014
Ryman Healthcare Ltd.	241,778	1,177,528
SKYCITY Entertainment Group Ltd.(a)	280,380	472,707
Spark New Zealand Ltd.	880,516	2,621,087
Summerset Group Holdings Ltd.	185,974	1,046,353
Xero Ltd.(a)	62,523	3,104,809
		24,600,184
Norway — 0.9%
Adevinta ASA(a)	128,096	876,864
Aker ASA, Class A	13,191	930,806
Aker BP ASA	159,079	5,053,359
Atea ASA	30,245	336,552
Austevoll Seafood ASA	62,187	460,807
Bakkafrost P/F	20,201	1,010,411
Borregaard ASA	45,450	611,089
DNB Bank ASA	395,877	7,001,828
DNO ASA	946,932	1,231,706
Entra ASA(c)	23,381	213,118
Equinor ASA	436,982	15,920,879
Gjensidige Forsikring ASA	88,647	1,620,354
Kahoot! ASA(a)(b)	216,417	461,444
Kongsberg Gruppen ASA	42,200	1,513,309
Leroy Seafood Group ASA	139,633	642,964
Mowi ASA	177,559	2,650,206
NEL ASA(a)(b)	906,522	1,108,069
Nordic Semiconductor ASA(a)	63,600	897,860
Norsk Hydro ASA	638,192	4,050,171
Orkla ASA	322,508	2,175,367
Salmar ASA	29,042	984,571
Scatec ASA(c)	65,407	463,320
Schibsted ASA, Class A	13,620	210,211
Schibsted ASA, Class B	62,195	924,662
SpareBank 1 SMN	89,645	967,649
SpareBank 1 SR-Bank ASA	157,390	1,602,731
Storebrand ASA	283,967	2,209,079
Telenor ASA	263,131	2,391,300
TGS ASA	82,864	1,128,179
TOMRA Systems ASA	120,751	1,950,320
Veidekke ASA	47,333	393,694
		61,992,879

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Portugal — 0.2%
Banco Comercial Portugues SA, Class R	3,888,346	$553,992
EDP - Energias de Portugal SA	1,160,377	5,070,051
Galp Energia SGPS SA	244,996	2,487,468
Jeronimo Martins SGPS SA	113,069	2,339,738
Navigator Co. SA (The)	186,232	709,516
NOS SGPS SA	107,971	422,898
REN - Redes Energeticas Nacionais SGPS SA	459,464	1,189,193
Sonae SGPS SA	877,932	843,161
		13,616,017
Singapore — 1.4%
CapitaLand Ascendas REIT	1,314,612	2,432,283
CapitaLand Ascott Trust	1,386,053	934,494
CapitaLand China Trust(b)	703,380	481,961
CapitaLand Integrated Commercial Trust	2,150,135	2,853,560
Capitaland Investment Ltd/Singapore	1,168,700	2,485,409
CDL Hospitality Trusts.	559,690	458,654
City Developments Ltd.	153,800	829,230
ComfortDelGro Corp. Ltd.	1,342,600	1,205,241
DBS Group Holdings Ltd.	769,200	18,596,412
ESR-LOGOS REIT	2,153,151	516,851
Frasers Centrepoint Trust	568,219	835,057
Frasers Logistics & Commercial Trust	2,258,187	1,755,029
Genting Singapore Ltd.	3,061,100	1,740,762
Golden Agri-Resources Ltd.	3,345,400	686,003
Grab Holdings Ltd., Class A(a)(b)	564,075	1,466,595
Keppel Corp. Ltd.	707,400	3,481,836
Keppel DC REIT	629,250	782,051
Keppel Infrastructure Trust	3,129,200	1,170,943
Keppel REIT	796,200	503,374
Manulife US Real Estate Investment Trust	563,116	205,622
Mapletree Industrial Trust	899,040	1,397,942
Mapletree Logistics Trust	1,773,034	1,902,943
Mapletree Pan Asia Commercial Trust	1,001,900	1,124,341
NetLink NBN Trust	3,025,400	1,827,482
OUE Commercial Real Estate Investment Trust	1,187,948	272,746
Oversea-Chinese Banking Corp. Ltd.(b)	1,403,500	12,047,760
Parkway Life REIT	201,800	570,013
SATS Ltd.(a)	351,900	679,262
Sea Ltd., ADR(a)(b)	154,982	7,699,506
Sembcorp Industries Ltd.	587,500	1,207,696
Sembcorp Marine Ltd.(a)	8,642,088	774,449
Silverlake Axis Ltd.(b)	967,200	221,847
Singapore Airlines Ltd.(a)	619,200	2,296,802
Singapore Exchange Ltd.	230,000	1,367,724
Singapore Post Ltd.	846,300	323,165
Singapore Technologies Engineering Ltd.	647,600	1,509,772
Singapore Telecommunications Ltd.	3,546,000	6,243,600
SPH REIT(b)	684,950	394,278
Starhill Global REIT	1,020,100	371,375
Suntec REIT	723,000	659,376
United Overseas Bank Ltd.	494,000	9,691,680
UOL Group Ltd.	216,500	945,626
Venture Corp. Ltd.	113,200	1,273,879
Wilmar International Ltd.	887,900	2,432,448
Yangzijiang Financial Holding Ltd.(a)(b)	1,078,300	236,117
Yangzijiang Shipbuilding Holdings Ltd.	1,493,400	1,265,993
		102,159,189
Spain — 2.1%
Acciona SA	11,249	2,025,513
Security	Shares	Value
Spain (continued)
Acerinox SA	93,126	$816,160
ACS Actividades de Construccion y Servicios SA	102,930	2,641,314
Aena SME SA(a)(c)	31,533	3,706,118
Almirall SA	30,629	285,385
Amadeus IT Group SA(a)	192,393	10,034,307
Applus Services SA	48,427	285,963
Banco Bilbao Vizcaya Argentaria SA	2,815,095	14,522,478
Banco de Sabadell SA	2,666,249	2,097,815
Banco Santander SA	7,235,421	18,764,888
Bankinter SA	373,136	2,257,084
Befesa SA(c)	22,171	770,051
CaixaBank SA	1,936,736	6,422,300
Cellnex Telecom SA(c)	234,654	7,680,280
Cia. de Distribucion Integral Logista Holdings SA	40,700	841,736
Cie. Automotive SA	22,849	582,037
Construcciones y Auxiliar de Ferrocarriles SA(b)	33,588	876,937
Ebro Foods SA	26,653	415,604
EDP Renovaveis SA	125,045	2,631,257
Enagas SA	23,187	376,415
Endesa SA	157,847	2,637,314
Faes Farma SA	153,482	579,316
Ferrovial SA	211,834	5,176,874
Fluidra SA	58,948	800,564
Gestamp Automocion SA(c)	75,902	267,273
Grifols SA(a)(b)	127,499	1,084,707
Grupo Catalana Occidente SA	54,807	1,488,511
Iberdrola SA	2,562,001	26,053,688
Indra Sistemas SA(b)	64,691	578,575
Industria de Diseno Textil SA	455,916	10,348,471
Inmobiliaria Colonial Socimi SA	158,815	837,560
Linea Directa Aseguradora SA Cia de Seguros
y Reaseguros	419,330	393,010
Mapfre SA	508,135	871,548
Mediaset Espana Comunicacion SA(a)	67,564	210,134
Melia Hotels International SA(a)	67,704	314,775
Merlin Properties Socimi SA	177,962	1,508,508
Naturgy Energy Group SA	69,110	1,773,537
Neinor Homes SA(c)	16,719	133,663
Pharma Mar SA(b)	11,638	697,326
Prosegur Cia. de Seguridad SA	77,588	144,488
Red Electrica Corp. SA	57,325	927,272
Repsol SA	670,046	9,115,617
Sacyr SA	206,578	506,762
Siemens Gamesa Renewable Energy SA(a)	112,624	1,996,672
Solaria Energia y Medio Ambiente SA(a)	43,095	681,596
Tecnicas Reunidas SA(a)(b)	29,875	213,231
Telefonica SA	2,248,576	7,751,277
Viscofan SA	19,439	1,157,534
		156,283,445
Sweden — 3.1%
AAK AB	99,799	1,454,815
AddTech AB, Class B	126,584	1,529,556
AFRY AB	49,545	665,329
Alfa Laval AB	126,927	3,124,346
Alleima AB, NVS(a)	119,650	407,676
Arjo AB, Class B	101,964	406,733
Assa Abloy AB, Class B	422,250	8,526,102
Atlas Copco AB, Class A	1,136,484	12,129,976
Atlas Copco AB, Class B	666,758	6,448,322
Avanza Bank Holding AB	69,000	1,376,345

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Sweden (continued)
Axfood AB	42,322	$1,047,834
Beijer Ref AB	124,072	1,923,417
BHG Group AB(a)(b)	98,073	164,350
BICO Group AB, Class B(a)(b)	37,154	142,463
Billerud AB	84,600	1,092,160
Biotage AB	43,830	719,400
Boliden AB	129,510	3,766,267
Bonava AB, Class B	92,944	271,856
Bravida Holding AB(c)	92,187	863,693
Bure Equity AB	40,606	783,616
Castellum AB	120,213	1,374,526
Catena AB	19,539	663,601
Cint Group AB(a)(b)	80,870	425,925
Corem Property Group AB, Class B	579,971	361,032
Dios Fastigheter AB	78,123	513,015
Dometic Group AB(c)	142,482	815,777
Electrolux AB, Class B	107,259	1,323,273
Electrolux Professional AB, Class B	161,180	608,509
Elekta AB, Class B	182,650	928,369
Embracer Group AB(a)(b)	303,409	1,459,625
Epiroc AB, Class A	290,663	4,449,599
Epiroc AB, Class B	155,919	2,093,551
EQT AB	136,689	2,690,031
Essity AB, Class B	260,433	5,502,520
Evolution AB(c)	73,509	6,857,116
Fabege AB	123,455	896,282
Fastighets AB Balder, Class B(a)	237,341	890,893
Fortnox AB	247,953	1,053,752
Getinge AB, Class B	106,917	2,169,665
Granges AB	65,788	444,576
H & M Hennes & Mauritz AB, Class B	308,059	3,102,818
Hexagon AB, Class B	831,882	8,223,892
Hexatronic Group AB	53,760	727,542
Hexpol AB	154,678	1,526,692
Holmen AB, Class B	37,102	1,346,447
Hufvudstaden AB, Class A	72,424	863,062
Husqvarna AB, Class B	219,449	1,302,901
Industrivarden AB, Class A	53,961	1,222,103
Industrivarden AB, Class C	93,497	2,099,514
Indutrade AB	104,515	1,829,844
Instalco AB	181,522	728,143
Intrum AB	43,504	547,376
Investment AB Latour, Class B	62,937	1,063,149
Investor AB, Class A	217,147	3,692,531
Investor AB, Class B	760,972	12,419,527
JM AB	25,094	377,838
Kindred Group PLC	104,774	908,897
Kinnevik AB, Class B(a)	103,309	1,276,222
L E Lundbergforetagen AB, Class B	27,252	1,075,572
Lifco AB, Class B	120,927	1,747,375
Lindab International AB	57,265	609,136
Loomis AB	57,385	1,606,695
Millicom International Cellular SA, SDR(a)(b)	83,557	906,879
MIPS AB	21,701	701,856
Modern Times Group MTG AB, Class B	67,396	505,259
Mycronic AB	78,505	1,232,062
NCC AB, Class B	59,749	497,855
Nibe Industrier AB, Class B	665,946	5,312,099
Nolato AB, Class B	180,338	760,636
Nordnet AB publ	89,698	1,111,163
Security	Shares	Value
Sweden (continued)
Nyfosa AB	79,830	$477,073
Pandox AB(a)	68,189	835,052
Peab AB, Class B	104,568	542,565
PowerCell Sweden AB(a)	34,344	377,218
Resurs Holding AB(c)	44,477	96,647
Saab AB, Class B	34,216	1,208,989
Sagax AB, Class B	91,640	1,688,681
Samhallsbyggnadsbolaget i Norden AB(b)	557,187	765,511
Sandvik AB	451,011	7,047,835
Sectra AB, NVS	88,630	1,174,956
Securitas AB, Class B	158,131	1,292,058
Sinch AB(a)(c)	274,729	645,053
Skandinaviska Enskilda Banken AB, Class A	687,404	7,247,569
Skanska AB, Class B	146,575	2,279,438
SKF AB, Class B	160,780	2,327,389
SSAB AB, Class B	335,135	1,557,178
Stillfront Group AB(a)	284,587	553,906
Svenska Cellulosa AB SCA, Class B	277,063	3,268,729
Svenska Handelsbanken AB, Class A	605,349	5,624,315
Sweco AB, Class B	92,236	693,027
Swedbank AB, Class A	387,004	5,769,474
Swedish Match AB	676,314	6,955,814
Swedish Orphan Biovitrum AB(a)	78,697	1,449,552
Tele2 AB, Class B	254,163	2,083,124
Telefonaktiebolaget LM Ericsson, Class B	1,230,606	6,841,362
Telia Co. AB	1,098,056	2,909,590
Thule Group AB(c)	54,182	1,067,419
Trelleborg AB, Class B	109,311	2,406,925
Troax Group AB	25,291	375,365
Viaplay Group AB, Class B(a)	30,530	557,365
Vitec Software Group AB, Class B	20,683	758,924
Vitrolife AB	31,742	513,011
Volvo AB, Class A	86,232	1,472,983
Volvo AB, Class B	675,161	11,050,310
Volvo Car AB, Class B(a)(b)	265,953	1,128,726
Wallenstam AB, Class B	160,061	564,710
Wihlborgs Fastigheter AB	200,455	1,313,226
		228,612,047
Switzerland — 8.7%
ABB Ltd., Registered	716,509	19,897,669
Accelleron Industries AG, NVS	34,859	591,108
Adecco Group AG, Registered	70,745	2,214,033
Alcon Inc.	228,029	13,883,625
Allreal Holding AG, Registered	8,843	1,266,729
ALSO Holding AG, Registered	2,908	457,042
Bachem Holding AG, Class A	16,401	1,176,051
Baloise Holding AG, Registered	20,182	2,757,308
Banque Cantonale Vaudoise, Registered	14,027	1,248,340
Barry Callebaut AG, Registered	1,665	3,150,033
Belimo Holding AG, Registered	4,255	1,733,093
BKW AG	9,897	1,154,611
Bossard Holding AG, Class A, Registered	2,673	530,695
Bucher Industries AG, Registered	2,022	681,749
Burckhardt Compression Holding AG	1,845	798,144
Bystronic AG, Registered	512	294,091
Cembra Money Bank AG	11,069	802,714
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	415	3,982,771
Chocoladefabriken Lindt & Spruengli AG, Registered	38	3,693,176
Cie. Financiere Richemont SA, Class A, Registered	228,689	22,350,583

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Switzerland (continued)
Clariant AG, Registered	101,882	$1,637,326
Coca-Cola HBC AG, Class DI	81,409	1,778,241
Comet Holding AG, Registered	4,735	753,801
Credit Suisse Group AG, Registered	1,159,904	4,804,856
Daetwyler Holding AG, Bearer	2,522	447,590
DKSH Holding AG	11,975	863,883
dormakaba Holding AG	1,106	351,062
Dufry AG, Registered(a)	32,415	1,069,290
Emmi AG, Registered	1,088	868,176
EMS-Chemie Holding AG, Registered	3,146	1,978,176
Flughafen Zurich AG, Registered(a)	10,122	1,570,288
Forbo Holding AG, Registered	361	436,998
Galenica AG(c)	17,278	1,241,390
Geberit AG, Registered	15,654	6,958,788
Georg Fischer Ltd.	40,622	2,249,840
Givaudan SA, Registered	4,019	12,004,509
Gurit Holding AG(b)	2,826	261,107
Helvetia Holding AG, Registered	19,157	1,902,335
Holcim AG	245,247	11,142,138
Huber + Suhner AG, Registered	9,263	825,070
Idorsia Ltd.(a)(b)	69,219	1,071,657
Inficon Holding AG, Registered	627	498,537
Interroll Holding AG, Registered	260	547,737
Intershop Holding AG	756	459,800
Julius Baer Group Ltd.	105,508	5,062,154
Kardex Holding AG, Registered	3,103	474,515
Kuehne + Nagel International AG, Registered	24,440	5,202,449
Landis+Gyr Group AG	10,833	624,273
Logitech International SA, Registered	79,642	3,960,749
Lonza Group AG, Registered	32,724	16,845,788
Medmix AG(c)	17,608	309,975
Mobilezone Holding AG, Registered	33,059	524,304
Mobimo Holding AG, Registered	2,669	622,566
Nestle SA, Registered	1,198,813	130,501,347
Novartis AG, Registered	922,404	74,613,913
OC Oerlikon Corp. AG, Registered	113,661	734,151
Partners Group Holding AG	9,962	8,941,722
PSP Swiss Property AG, Registered	19,138	2,044,508
Roche Holding AG, Bearer	11,727	4,759,873
Roche Holding AG, NVS	297,847	98,825,075
Schindler Holding AG, Participation Certificates, NVS	14,693	2,395,928
Schindler Holding AG, Registered	13,114	2,064,407
Schweiter Technologies AG, Bearer	343	229,791
SFS Group AG	7,696	695,937
SGS SA, Registered	2,759	6,082,245
Siegfried Holding AG, Registered	1,415	842,318
Siemens Energy AG(a)	184,623	2,152,264
SIG Group AG	99,148	1,905,929
Sika AG, Registered	65,089	14,675,990
Softwareone Holding AG	47,401	533,461
Sonova Holding AG, Registered	24,971	5,902,236
St. Galler Kantonalbank AG, Class A, Registered	1,846	869,053
Stadler Rail AG(b)	24,040	707,393
STMicroelectronics NV	321,752	10,004,537
Straumann Holding AG	51,524	4,903,606
Sulzer AG, Registered(b)	11,482	765,788
Swatch Group AG (The), Bearer	15,720	3,532,432
Swatch Group AG (The), Registered	2,990	124,918
Swiss Life Holding AG, Registered	15,421	7,467,188
Swiss Prime Site AG, Registered	33,362	2,692,077
Security	Shares	Value
Switzerland (continued)
Swiss Re AG	133,681	$9,930,461
Swisscom AG, Registered	10,967	5,415,385
Swissquote Group Holding SA, Registered	6,967	825,249
Tecan Group AG, Registered	6,718	2,464,387
Temenos AG, Registered	30,333	1,806,596
UBS Group AG, Registered	1,527,750	24,221,181
Valiant Holding AG, Registered	13,730	1,344,819
VAT Group AG(c)	13,614	3,108,093
Vontobel Holding AG, Registered	13,721	772,090
Zur Rose Group AG(a)	7,411	200,212
Zurich Insurance Group AG	64,768	27,602,430
		638,671,923
United Kingdom — 13.0%
3i Group PLC	402,966	5,366,848
888 Holdings PLC	239,402	254,815
Abcam PLC(a)	106,637	1,650,670
abrdn PLC	459,768	837,780
Admiral Group PLC	72,677	1,680,701
Airtel Africa PLC(c)	612,764	793,164
AJ Bell PLC	231,260	860,153
Anglo American PLC	545,346	16,335,403
Antofagasta PLC	181,659	2,447,930
AO World PLC(a)	238,354	122,185
Ascential PLC(a)(b)	346,979	764,236
Ashmore Group PLC	432,328	1,023,800
Ashtead Group PLC	188,579	9,823,650
ASOS PLC(a)(b)	55,418	356,848
Associated British Foods PLC	150,555	2,333,493
Assura PLC	1,518,642	973,014
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	277,005	334,751
AstraZeneca PLC	662,601	77,744,379
Auto Trader Group PLC(c)	380,341	2,276,635
AVEVA Group PLC	59,170	2,117,588
Aviva PLC	1,219,531	5,849,632
B&M European Value Retail SA	401,077	1,482,213
BAE Systems PLC	1,336,094	12,497,239
Balfour Beatty PLC	426,127	1,459,205
Barclays PLC	7,067,812	12,009,993
Barratt Developments PLC	444,722	1,918,124
Beazley PLC	248,308	1,780,818
Bellway PLC	57,247	1,217,481
Berkeley Group Holdings PLC	51,143	2,034,844
Big Yellow Group PLC	70,045	901,308
Bodycote PLC	99,478	565,387
boohoo Group PLC(a)(b)	798,990	371,319
BP PLC	8,302,219	45,932,867
Breedon Group PLC	752,667	451,484
British American Tobacco PLC	921,954	36,411,142
British Land Co. PLC (The)	336,226	1,410,431
Britvic PLC	127,319	1,062,218
BT Group PLC	2,972,678	4,429,975
Bunzl PLC	138,539	4,514,362
Burberry Group PLC	171,479	3,573,125
Burford Capital Ltd.	103,382	835,774
Capita PLC(a)	1,431,010	398,172
Capital & Counties Properties PLC	385,381	473,334
Capricorn Energy PLC(a)	315,503	895,863
Carnival PLC(a)(b)	76,973	611,576
Centamin PLC	792,170	805,315
Centrica PLC	2,763,563	2,428,373

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Close Brothers Group PLC	69,261	$780,300
CNH Industrial NV	452,908	5,859,306
Coats Group PLC	791,336	548,999
Coca-Cola Europacific Partners PLC.	90,819	4,273,034
Compass Group PLC	762,854	16,067,090
Computacenter PLC	55,378	1,149,017
ConvaTec Group PLC(c)	661,879	1,656,170
Countryside Partnerships PLC(a)(c)	269,920	657,593
Cranswick PLC	38,150	1,302,514
Crest Nicholson Holdings PLC	203,842	472,499
Croda International PLC	59,319	4,595,415
Currys PLC	709,684	530,047
CVS Group PLC	43,902	948,977
DCC PLC	42,437	2,355,288
Dechra Pharmaceuticals PLC	49,024	1,473,772
Deliveroo PLC(a)(c)	490,182	489,962
Derwent London PLC	43,024	1,064,813
Diageo PLC	971,638	39,985,295
Diploma PLC	50,681	1,441,513
Direct Line Insurance Group PLC	487,750	1,126,915
Domino’s Pizza Group PLC	289,003	747,444
Dr. Martens PLC	259,684	738,514
Drax Group PLC	196,391	1,172,772
DS Smith PLC	660,903	2,204,059
Dunelm Group PLC	78,832	783,807
easyJet PLC(a)	144,777	576,456
Elementis PLC(a)	433,720	458,511
Entain PLC	259,535	3,754,580
Essentra PLC	178,003	458,262
Euromoney Institutional Investor PLC	87,368	1,450,900
Experian PLC	390,693	12,457,348
Ferguson PLC	92,859	10,127,079
Fevertree Drinks PLC(b)	52,554	574,503
Firstgroup PLC(b)	566,852	680,551
Frasers Group PLC(a)	155,847	1,156,409
Future PLC	62,008	869,017
Games Workshop Group PLC	15,062	1,105,607
Gamma Communications PLC	40,914	500,912
GB Group PLC	123,449	538,891
Genuit Group PLC	137,592	402,104
Genus PLC	34,479	1,007,667
Grainger PLC	327,776	853,278
Great Portland Estates PLC	117,849	694,695
Greatland Gold PLC(a)	4,854,818	438,719
Greggs PLC	40,032	927,999
GSK PLC	1,739,253	28,490,841
Haleon PLC(a)	2,143,390	6,572,601
Halma PLC	161,029	3,904,837
Hammerson PLC(b)	1,748,977	383,429
Harbour Energy PLC	228,709	992,558
Hargreaves Lansdown PLC	151,485	1,323,919
Hays PLC	809,889	1,021,115
Helios Towers PLC(a)(b)	374,948	538,723
Hikma Pharmaceuticals PLC	64,791	930,089
Hill & Smith Holdings PLC	40,273	455,243
Hiscox Ltd.(b)	167,523	1,725,773
HomeServe PLC	134,769	1,834,276
Howden Joinery Group PLC	269,325	1,586,484
HSBC Holdings PLC	8,559,438	43,927,458
Ibstock PLC(c)	380,354	678,104
Security	Shares	Value
United Kingdom (continued)
IG Group Holdings PLC	184,315	$1,681,184
IMI PLC	130,984	1,845,154
Impax Asset Management Group PLC	52,711	404,344
Imperial Brands PLC	389,311	9,483,253
Inchcape PLC	179,769	1,533,591
Indivior PLC, NVS	78,586	1,488,555
Informa PLC	639,794	4,076,715
IntegraFin Holdings PLC	184,277	532,549
InterContinental Hotels Group PLC	78,868	4,237,633
Intermediate Capital Group PLC	138,517	1,686,688
International Distributions Services PLC	350,468	810,765
Intertek Group PLC	62,665	2,625,222
Investec PLC	343,360	1,720,815
IP Group PLC	425,240	286,578
ITM Power PLC(a)(b)	265,255	250,578
ITV PLC	1,617,970	1,245,767
IWG PLC(a)	405,458	612,868
J D Wetherspoon PLC(a)	96,761	502,250
J Sainsbury PLC	778,793	1,736,002
JD Sports Fashion PLC	1,158,383	1,294,412
JET2 PLC(a)(b)	76,746	748,472
John Wood Group PLC(a)	366,355	589,051
Johnson Matthey PLC	80,447	1,785,730
Jupiter Fund Management PLC	289,609	344,564
Kainos Group PLC	45,271	642,790
Keywords Studios PLC	54,542	1,508,254
Kingfisher PLC	908,441	2,282,397
Lancashire Holdings Ltd.	176,971	1,004,334
Land Securities Group PLC	299,882	1,960,894
Learning Technologies Group PLC	474,465	585,469
Legal & General Group PLC	2,520,791	6,743,770
Liontrust Asset Management PLC	32,215	315,503
Lloyds Banking Group PLC	29,656,003	14,242,800
London Stock Exchange Group PLC	139,065	12,054,431
LondonMetric Property PLC	460,279	986,547
LXI REIT PLC	185,429	258,859
M&G PLC	1,092,881	2,196,280
Man Group PLC/Jersey	694,656	1,728,031
Marks & Spencer Group PLC(a)	823,496	997,316
Marshalls PLC	107,682	311,688
Mediclinic International PLC	228,355	1,299,048
Melrose Industries PLC	1,940,936	2,603,538
Micro Focus International PLC	245,932	1,466,400
Mondi PLC	208,901	3,505,039
Moneysupermarket.com Group PLC	569,638	1,198,233
National Express Group PLC(a)	419,881	813,943
National Grid PLC	1,538,640	16,763,661
NatWest Group PLC, NVS	2,086,763	5,620,281
Network International Holdings PLC(a)(c)	227,405	847,561
Next PLC	59,062	3,335,799
Ninety One PLC	347,070	810,368
NMC Health PLC, NVS(e)	12,146	—
Ocado Group PLC(a)	244,419	1,325,067
OSB Group PLC	263,217	1,254,378
Pagegroup PLC	219,984	1,061,064
Paragon Banking Group PLC	146,259	715,575
Pearson PLC	293,869	3,248,168
Penno Group PLC	120,701	1,159,900
Persimmon PLC	135,120	2,021,917
Petrofac Ltd.(a)(b)	267,041	329,823

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
United Kingdom (continued)
Pets at Home Group PLC	244,242	$807,568
Phoenix Group Holdings PLC	292,891	1,822,945
Playtech PLC(a)	143,085	850,233
Primary Health Properties PLC	850,884	1,084,106
Provident Financial PLC	203,858	381,770
Prudential PLC	1,159,429	10,770,700
QinetiQ Group PLC	272,788	1,124,395
Quilter PLC(c)	804,439	891,718
Rathbones Group PLC	31,229	671,143
Reach PLC	192,437	202,701
Reckitt Benckiser Group PLC	305,781	20,292,837
Redrow PLC	157,048	755,718
RELX PLC	812,560	21,825,754
Renishaw PLC	24,279	974,236
Rentokil Initial PLC	1,071,071	6,683,595
Rightmove PLC	375,145	2,112,513
Rolls-Royce Holdings PLC(a)	3,492,073	3,131,910
Rotork PLC	361,953	1,060,912
RS GROUP PLC	229,255	2,522,588
RWS Holdings PLC	198,433	697,650
S4 Capital PLC(a)	178,355	359,285
Safestore Holdings PLC	115,034	1,191,796
Sage Group PLC (The)	391,121	3,259,888
Savills PLC	79,826	754,196
Schroders PLC	287,829	1,292,354
Segro PLC	553,900	4,985,099
Senior PLC	288,328	429,851
Serco Group PLC	590,415	1,104,240
Severn Trent PLC	99,920	2,867,675
Shaftesbury PLC	119,608	502,292
Shell PLC	3,170,206	87,819,729
Smart Metering Systems PLC	119,848	1,006,073
Smith & Nephew PLC	371,693	4,392,259
Smiths Group PLC	166,642	2,984,981
Softcat PLC	72,975	937,615
Spectris PLC	50,568	1,752,635
Spirax-Sarco Engineering PLC	31,582	3,891,960
Spirent Communications PLC	340,321	1,010,207
SSE PLC	436,557	7,801,657
SSP Group PLC(a)	380,106	883,839
St. James’s Place PLC	232,057	2,833,775
Standard Chartered PLC	1,095,559	6,545,676
Subsea 7 SA	137,776	1,374,576
Synthomer PLC	217,456	281,323
Tate & Lyle PLC	179,374	1,441,303
Taylor Wimpey PLC	1,470,287	1,580,747
Team17 Group PLC(a)	111,394	526,955
Tesco PLC	3,267,425	8,070,149
TP ICAP Group PLC	571,285	1,205,475
Trainline PLC(a)(c)	230,551	879,645
Travis Perkins PLC	100,499	947,202
Tritax Big Box REIT PLC	732,136	1,177,233
Tullow Oil PLC(a)(b)	1,069,736	497,159
Unilever PLC	1,090,267	49,557,366
UNITE Group PLC (The)	144,777	1,478,890
United Utilities Group PLC	299,146	3,223,654
Vesuvius PLC	139,725	543,522
Victrex PLC	37,282	708,089
Virgin Money UK PLC	622,458	970,151
Vistry Group PLC	112,260	776,300
Security	Shares	Value
United Kingdom (continued)
Vodafone Group PLC	11,377,076	$13,281,619
Weir Group PLC (The)	117,526	2,047,751
WH Smith PLC(a)	75,950	1,026,796
Whitbread PLC	82,647	2,432,474
Wickes Group PLC	216,153	314,317
Workspace Group PLC	77,957	365,516
WPP PLC	492,406	4,333,245
YouGov PLC	72,562	742,730
		956,021,797
United States — 0.0%
NortonLifeLock Inc., NVS	1	23
Total Common Stocks — 99.1%
(Cost: $8,016,537,528)		7,261,672,002

Preferred Stocks

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	23,428	1,727,671
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)	48,730	4,984,292
Fuchs Petrolub SE, Preference Shares, NVS	42,557	1,218,791
Henkel AG & Co. KGaA, Preference Shares, NVS	76,134	4,796,331
Jungheinrich AG, Preference Shares, NVS	20,841	517,921
Porsche Automobil Holding SE, Preference Shares, NVS	67,762	3,786,014
Sartorius AG, Preference Shares, NVS	11,237	3,962,057
Volkswagen AG, Preference Shares, NVS	79,194	10,136,938
		31,130,015
Total Preferred Stocks — 0.4%
(Cost: $36,418,673)		31,130,015

Warrants

Australia — 0.0%
PointsBet Holdings Ltd. (Issued/Exercisable 06/20/22, 1 Share for 1 Warrant, Expires 07/08/24, Strike Price AUD 10.00)(a)	5,339	—

Total Warrants — 0.0%
(Cost: $—)		—
Total Long-Term Investments — 99.5%
(Cost: $8,052,956,201)		7,292,802,017

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(f)(g)(h)	86,093,440	86,076,221
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(f)(g)	980,000	980,000
Total Short-Term Securities — 1.2%
(Cost: $87,059,420)		87,056,221
Total Investments — 100.7%
(Cost: $8,140,015,621)		7,379,858,238
Liabilities in Excess of Other Assets — (0.7)%		(47,907,647)
Net Assets — 100.0%		$7,331,950,591

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2022

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$68,716,587	$17,369,260	(a)	$—	$(2,936)	$(6,690)	$86,076,221	86,093,440	$300,106	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	780,000	200,000	(a)	—	—	—	980,000	980,000	7,863		—
					$(2,936)	$(6,690)	$87,056,221		$307,969		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	56	12/08/22	$7,241	$133,167
SPI 200 Index	42	12/15/22	4,610	94,389
Euro STOXX 50 Index	284	12/16/22	10,141	550,666
FTSE 100 Index	92	12/16/22	7,505	(30,397)
				$747,825

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® Core MSCI International Developed Markets ETF
October 31, 2022

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$923,405,526	$6,338,266,476	$—	$7,261,672,002
Preferred Stocks	4,984,292	26,145,723	—	31,130,015
Warrants	—	—	—	—
Money Market Funds	87,056,221	—	—	87,056,221
	$1,015,446,039	$6,364,412,199	$—	$7,379,858,238
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$778,222	$—	$778,222
Liabilities
Futures Contracts	—	(30,397)	—	(30,397)
	$—	$747,825	$—	$747,825

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt